UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22001

TDX Independence Funds, Inc.

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY 10170
(Address of principal executive offices)	(Zip code)

David M. Kelley
TDX Independence Funds, Inc.
420 Lexington Avenue
Suite 2550
New York, NY 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 867-7400

Date of fiscal year end: May 31, 2010

Date of reporting period: August 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

             Attached hereto.

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—20.9%
	CONSUMER DISCRETIONARY—1.8%
207	Amazon.com, Inc.*	$16,806
215	Ameristar Casinos, Inc.	3,571
27	AutoZone, Inc.*	3,976
190	Bally Technologies, Inc.*	7,682
648	Brown Shoe Co., Inc.	4,860
179	Buckle (The), Inc.	4,735
199	Carter’s, Inc.*	5,007
418	Cinemark Holdings, Inc.	4,197
126	Columbia Sportswear Co.	4,953
1,393	Comcast Corp., Class A	21,341
372	Corinthian Colleges, Inc.*	7,131
210	Daimler AG (Germany)	9,502
464	DIRECTV Group (The), Inc.*	11,489
403	Ethan Allen Interiors, Inc.	6,263
1,471	Ford Motor Co.*	11,180
257	Fossil, Inc.*	6,523
128	Hennes & Mauritz AB, B Shares (Sweden)	7,112
802	Home Depot (The), Inc.	21,887
502	HONDA MOTOR Co. Ltd. (Japan)	15,883
257	Iconix Brand Group, Inc.*	4,415
236	J. Crew Group, Inc.*	8,045
209	Jack in the Box, Inc.*	4,262
589	Knology, Inc.*	4,264
67	LVMH Moet Hennessy Louis Vuitton SA (France)	6,412
410	Marcus Corp.	5,133
525	McDonald’s Corp.	29,526
202	Men’s Wearhouse (The), Inc.	5,252
912	News Corp., Class A	9,777
645	Nissan Motor Co. Ltd. (Japan)	4,519
151	Omnicom Group, Inc.	5,484
555	Panasonic Corp. (Japan)	8,914
247	Rent-A-Center, Inc.*	4,873
303	Sony Corp. (Japan)	8,215
1,124	Talbots (The), Inc.	6,699
372	Target Corp.	17,484
558	Time Warner, Inc.	15,574
707	Toyota Motor Corp. (Japan)	30,409
120	Tractor Supply Co.*	5,647
225	Tupperware Brands Corp.	8,323
137	Vail Resorts, Inc.*	4,537
321	Vivendi (France)	9,153
375	Volcom, Inc.*	5,314
19	Volkswagen AG (Germany)	3,682
837	Walt Disney (The) Co.	21,795
168	Warnaco Group (The), Inc.*	6,392

		418,198

	CONSUMER STAPLES—2.0%
168	Anheuser-Busch Inbev NV (Belgium)	7,260
585	B&G Foods, Inc., Class A	5,335
153	Boston Beer (The) Co., Inc., Class A*	6,082
447	British American Tobacco PLC (United Kingdom)	13,652

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
167	Campbell Soup Co.	$5,237
156	Carrefour SA (France)	7,353
175	Casey’s General Stores, Inc.	4,856
995	Coca-Cola (The) Co.	48,526
692	CVS Caremark Corp.	25,964
595	Diageo PLC (United Kingdom)	9,251
283	Fresh Del Monte Produce, Inc. (Cayman Islands)*	6,481
255	Imperial Tobacco Group PLC (United Kingdom)	7,190
631	Kraft Foods, Inc., Class A	17,889
90	Lancaster Colony Corp.	4,523
92	Molson Coors Brewing Co., Class B	4,359
872	Nestle SA (Switzerland)	36,288
895	Philip Morris International, Inc.	40,910
760	Prestige Brands Holdings, Inc.*	5,632
1,238	Procter & Gamble (The) Co.	66,988
129	Reckitt Benckiser Group PLC (United Kingdom)	5,998
187	Ruddick Corp.	4,967
229	Safeway, Inc.	4,362
1,947	Tesco PLC (United Kingdom)	11,928
196	Tootsie Roll Industries, Inc.	4,635
396	Unilever NV (Netherlands)	11,079
312	Unilever PLC (United Kingdom)	8,543
1,795	Wal-Mart Stores, Inc.	91,313

		466,601

	ENERGY—2.5%
162	Arena Resources, Inc.*	4,954
715	ATP Oil & Gas Corp.*	7,972
914	BG Group PLC (United Kingdom)	15,150
180	Bill Barrett Corp.*	5,263
4,822	BP PLC (United Kingdom)	41,809
967	Chevron Corp.	67,632
724	ConocoPhillips	32,602
147	Dril-Quip, Inc.*	6,271
687	ENI S.p.A (Italy)	16,306
2,263	Exxon Mobil Corp.	156,487
561	General Maritime Corp. (Marshall Islands)	4,460
2,045	ION Geophysical Corp.*	5,215
463	Matrix Service Co.*	5,102
106	Murphy Oil Corp.	6,042
161	Nordic American Tanker Shipping Ltd. (Bermuda)	4,793
386	Occidental Petroleum Corp.	28,217
151	Peabody Energy Corp.	4,935
203	Repsol YPF SA (Spain)	5,040
965	Royal Dutch Shell PLC, Class A (United Kingdom)	26,910
744	Royal Dutch Shell PLC, Class B (United Kingdom)	20,298
562	Schlumberger Ltd. (Netherlands Antilles)	31,584
372	Southwestern Energy Co.*	13,712
338	StatoilHydro ASA (Norway)	7,381
578	Total SA (France)	33,153
136	Woodside Petroleum Ltd. (Australia)	5,618

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
116	World Fuel Services Corp.	$5,213

		562,119

	FINANCIALS—4.1%
478	Aflac, Inc.	19,416
19	Alexander’s, Inc. REIT	5,383
117	Allianz SE (Germany)	13,536
185	American Campus Communities, Inc. REIT	4,812
527	Annaly Capital Management, Inc. REIT	9,138
291	Assicurazioni Generali S.p.A (Italy)	7,254
464	Australia & New Zealand Banking Group Ltd. (Australia)	8,328
384	AXA (France)	8,751
792	Banco Bilbao Vizcaya Argentaria SA (Spain)	14,082
1,687	Banco Santander SA (Spain)	25,989
3,649	Bank of America Corp.	64,185
1,224	Bank of New York Mellon (The) Corp.	36,243
1,890	Barclays PLC (United Kingdom)	11,713
644	BB&T Corp.	17,993
206	BNP Paribas (France)	16,605
842	Boston Private Financial Holdings, Inc.	4,227
407	Capital One Financial Corp.	15,177
1,156	Charles Schwab (The) Corp.	20,877
323	Commonwealth Bank of Australia (Australia)	12,526
247	Credit Suisse Group (Switzerland)	12,609
185	Delphi Financial Group, Inc., Class A	4,323
135	Deutsche Bank AG (Germany)	9,173
467	Dime Community Bancshares, Inc.	5,230
343	Encore Capital Group, Inc.*	5,111
307	Equity One, Inc. REIT	4,835
65	First Financial Bankshares, Inc.	3,240
260	FirstMerit Corp.	4,672
239	Franklin Resources, Inc.	22,306
106	GAMCO Investors, Inc., Class A	4,784
223	Goldman Sachs Group (The), Inc.	36,898
260	Highwoods Properties, Inc. REIT	7,636
4,385	HSBC Holdings PLC (United Kingdom)	48,033
2,003	Intesa Sanpaolo S.p.A (Italy)	8,688
189	IPC Holdings Ltd. (Bermuda)	6,127
1,704	JPMorgan Chase & Co.	74,055
170	Kansas City Life Insurance Co.	6,078
136	KBW, Inc.*	3,892
316	Knight Capital Group, Inc., Class A*	6,358
417	MarketAxess Holdings, Inc.*	4,625
773	MFA Financial, Inc. REIT	6,122
108	Mid-America Apartment Communities, Inc. REIT	4,728
2,992	Mitsubishi UFJ Financial Group, Inc. (Japan)	19,159
286	Montpelier Re Holdings Ltd. (Bermuda)	4,602
232	Moody’s Corp.	6,320
632	Morgan Stanley	18,303
52	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	7,763
438	National Australia Bank Ltd. (Australia)	10,516
974	National Bank of Greece SA ADR (Greece)*	6,224
672	National Financial Partners Corp.	5,275
289	National Retail Properties, Inc. REIT	5,930
353	NewAlliance Bancshares, Inc.	4,151

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
751	Nordea Bank AB (Sweden)	$7,880
227	Northern Trust Corp.	13,270
288	Omega Healthcare Investors, Inc. REIT	4,870
148	Platinum Underwriters Holdings Ltd. (Bermuda)	5,365
145	Potlatch Corp. REIT	4,220
109	ProAssurance Corp.*	5,723
716	Progressive (The) Corp.	11,828
151	Prosperity Bancshares, Inc.	5,214
223	Riskmetrics Group, Inc.*	3,470
187	SCBT Financial Corp.	4,797
278	Simon Property Group, Inc. REIT	17,686
119	Societe Generale (France)	9,599
480	Standard Chartered PLC (United Kingdom)	10,921
93	Stifel Financial Corp.*	5,236
203	Sumitomo Mitsui Financial Group, Inc. (Japan)	8,775
114	Tanger Factory Outlet Centers, Inc. REIT	4,289
136	Tower Group, Inc.	3,263
843	UBS AG (Switzerland)*	15,586
129	UMB Financial Corp.	5,164
3,773	UniCredito Italiano S.p.A (Italy)*	13,685
207	Washington Real Estate Investment Trust REIT	5,581
2,098	Wells Fargo & Co.	57,736
98	Westamerica Bancorp.	5,040
652	Westpac Banking Corp. (Australia)	13,395
111	Westwood Holdings Group, Inc.	4,276
38	Zurich Financial Services AG (Switzerland)	8,367

		949,237

	HEALTH CARE—2.1%
750	Abbott Laboratories	33,923
195	AMERIGROUP Corp.*	4,612
338	AstraZeneca PLC (United Kingdom)	15,645
216	Bayer AG (Germany)	13,276
780	Boston Scientific Corp.*	9,165
672	Bruker Corp.*	6,821
178	Catalyst Health Solutions, Inc.*	5,084
143	Emergency Medical Services Corp., Class A*	6,485
823	eResearch Technology, Inc.*	5,177
164	Forest Laboratories, Inc.*	4,800
137	Genzyme Corp.*	7,632
1,204	GlaxoSmithKline PLC (United Kingdom)	23,606
98	Haemonetics Corp.*	5,159
378	Isis Pharmaceuticals, Inc.*	6,101
1,227	Johnson & Johnson	74,161
143	Magellan Health Services, Inc.*	4,589
237	Medicis Pharmaceutical Corp., Class A	4,377
591	Novartis AG (Switzerland)	27,446
113	Novo Nordisk A/S, B Shares (Denmark)	6,895
154	NuVasive, Inc.*	6,171
218	Onyx Pharmaceuticals, Inc.*	6,991
159	Owens & Minor, Inc.	7,036
3,142	Pfizer, Inc.	52,471
214	Psychiatric Solutions, Inc.*	5,733
110	Quality Systems, Inc.	5,922
309	Regeneron Pharmaceuticals, Inc.*	7,024

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
176	Roche Holding AG (Switzerland)	$28,027
276	Sanofi-Aventis SA (France)	18,742
613	SIGA Technologies, Inc.*	4,487
207	Sirona Dental Systems, Inc.*	5,473
223	STERIS Corp.	6,471
226	Takeda Pharmaceutical Co. Ltd. (Japan)	9,136
219	Thoratec Corp.*	5,747
585	UnitedHealth Group, Inc.	16,380
617	Wyeth	29,523
126	Zimmer Holdings, Inc.*	5,966

		486,254

	INDUSTRIALS—2.2%
102	A.O. Smith Corp.	3,881
548	ABB Ltd. (Switzerland)	10,536
870	BAE Systems PLC (United Kingdom)	4,427
173	Baldor Electric Co.	4,856
346	Burlington Northern Santa Fe Corp.	28,724
176	C.H. Robinson Worldwide, Inc.	9,902
290	Caterpillar, Inc.	13,140
176	CLARCOR, Inc.	5,643
183	CRA International, Inc.*	5,111
162	Curtiss-Wright Corp.	5,276
280	Dollar Thrifty Automotive Group, Inc.*	5,555
55	East Japan Railway Co. (Japan)	3,605
86	Eaton Corp.	4,640
251	EMCOR Group, Inc.*	5,816
343	Emerson Electric Co.	12,646
48	First Solar, Inc.*	5,836
187	General Dynamics Corp.	11,069
4,750	General Electric Co.	66,024
200	Geo Group (The), Inc.*	3,664
441	GrafTech International Ltd.*	6,275
138	Granite Construction, Inc.	4,430
712	Hawaiian Holdings, Inc.*	5,212
319	Heartland Express, Inc.	4,517
93	Heico Corp.	3,447
276	Heidrick & Struggles International, Inc.	5,802
1,000	Hutchison Whampoa Ltd. (Hong Kong)	7,032
962	JetBlue Airways Corp.*	5,589
298	Knight Transportation, Inc.	4,914
259	Koninklijke (Royal) Philips Electronics NV (Netherlands)	5,858
142	L.B. Foster Co., Class A*	4,234
175	Lockheed Martin Corp.	13,122
402	Mitsubishi Corp. (Japan)	8,169
500	Mitsui & Co. Ltd. (Japan)	6,533
185	PACCAR, Inc.	6,691
111	Regal-Beloit Corp.	5,046
188	Republic Services, Inc.	4,815
328	Rollins, Inc.	5,855
55	Schneider Electric SA (France)	5,075
4	Seaboard Corp.	4,416
224	Siemens AG (Germany)	19,432
210	Tetra Tech, Inc.*	6,203
486	Union Pacific Corp.	29,067

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
995	United Parcel Service, Inc., Class B	$53,192
390	United Technologies Corp.	23,150
54	Vestas Wind Systems A/S (Denmark)*	3,878
662	Vicor Corp.	4,866
104	Vinci SA (France)	5,586
235	Waste Management, Inc.	7,034
110	Watsco, Inc.	5,811
161	Watson Wyatt Worldwide, Inc., Class A	7,036

		492,638

	INFORMATION TECHNOLOGY—3.7%
1,594	3Com Corp.*	6,934
615	Accenture PLC, Class A (Ireland)	20,295
137	Anixter International, Inc.*	4,806
408	Apple, Inc.*	68,630
449	Arris Group, Inc. *	5,954
108	CACI International, Inc., Class A*	4,964
303	CANON, Inc. (Japan)	11,661
131	Cass Information Systems, Inc.	4,090
2,516	Cisco Systems, Inc. *	54,346
178	Concur Technologies, Inc.*	6,294
764	Corning, Inc.	11,521
656	Daktronics, Inc.	5,294
136	Digital River, Inc.*	4,804
391	Electro Scientific Industries, Inc.*	4,801
947	EMC Corp.*	15,057
1,602	Entegris, Inc.*	6,408
626	Exar Corp.*	4,701
341	Gartner, Inc.*	5,681
142	Google, Inc., Class A*	65,557
1,106	Hewlett-Packard Co.	49,648
299	Informatica Corp.*	5,361
582	International Business Machines Corp.	68,705
517	IXYS Corp.	3,516
298	Jack Henry & Associates, Inc.	6,946
134	ManTech International Corp., Class A*	7,081
134	MasterCard, Inc., Class A	27,152
292	Microsemi Corp.*	4,120
4,000	Microsoft Corp.	98,599
664	ModusLink Global Solutions, Inc.*	4,768
637	MSC.Software Corp.*	4,828
25	Nintendo Co. Ltd. (Japan)	6,781
916	Nokia Oyj (Finland)	12,751
302	Omniture Inc.*	4,322
2,232	Oracle Corp.	48,814
550	Palm, Inc.*	7,332
433	Parametric Technology Corp.*	5,759
174	Paychex, Inc.	4,922
413	Perot Systems Corp., Class A*	6,876
290	Polycom, Inc.*	6,841
339	Quest Software, Inc.*	5,590
458	Rackspace Hosting, Inc.*	5,927
244	Riverbed Technology, Inc.*	4,704
231	SAP AG (Germany)	11,291

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
528	Skyworks Solutions, Inc.*	$6,151
245	Solera Holdings, Inc.	6,453
203	SRA International, Inc., Class A*	4,034
239	Starent Networks Corp.*	4,837
713	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	6,838
615	TIBCO Software, Inc.*	5,455
870	Visa, Inc., Class A	61,857
146	VistaPrint NV (Netherlands)*	6,050
696	Yahoo!, Inc.*	10,169

		836,276

	MATERIALS—0.8%
65	Air Liquide SA (France)	6,945
482	American Vanguard Corp.	4,222
347	Anglo American PLC (United Kingdom)	11,430
220	ArcelorMittal (Luxembourg)	7,883
226	BASF AG (Germany)	11,802
856	BHP Billiton Ltd. (Australia)	26,557
562	BHP Billiton PLC (United Kingdom)	14,912
541	Dow Chemical (The) Co.	11,518
425	E.I. du Pont de Nemours & Co.	13,570
52	NewMarket Corp.	4,322
242	Newmont Mining Corp.	9,726
149	Praxair, Inc.	11,416
331	Rio Tinto PLC (United Kingdom)	13,020
135	Rock-Tenn Co., Class A	6,924
261	Rockwood Holdings, Inc.*	5,317
176	Sensient Technologies Corp.	4,588
100	Shin-Etsu Chemical Co. Ltd. (Japan)	5,929
135	Silgan Holdings, Inc.	6,564
27	Syngenta AG (Switzerland)	6,361
235	Westlake Chemical Corp.	5,649

		188,655

	TELECOMMUNICATION SERVICES—0.9%
2,827	AT&T, Inc.	73,642
724	Deutsche Telekom AG (Germany)	9,637
493	France Telecom SA (France)	12,551
432	Koninklijke (Royal) KPN NV (Netherlands)	6,640
4	NTT DoCoMo, Inc. (Japan)	6,179
996	Telefonica SA (Spain)	25,142
1,365	Verizon Communications, Inc.	42,369
13,066	Vodafone Group PLC (United Kingdom)	28,280

		204,440

	UTILITIES—0.8%
272	Consolidated Edison, Inc.	10,932
495	E.ON AG (Germany)	20,962
1,336	Enel S.p.A (Italy)	7,880
161	EQT Corp.	6,387
679	Exelon Corp.	33,964
408	FPL Group, Inc.	22,921

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
301	GDF Suez (France)	$12,695
992	Iberdrola SA (Spain)	9,196
138	New Jersey Resources Corp.	5,072
165	Nicor, Inc.	5,976
266	Piedmont Natural Gas Co., Inc.	6,389
119	RWE AG (Germany)	11,032
764	Southern Co.	23,837
300	Tokyo Electric Power (The) Co., Inc. (Japan)	7,842
180	WGL Holdings, Inc.	5,940

		191,025

	Total Common Stocks
	(Cost $5,265,730)	4,795,443

	RIGHTS—0.0% (a)
	FINANCIALS—0.0% (a)
654	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

Principal Amount		Value
	CORPORATE BONDS—22.2%
	CONSUMER DISCRETIONARY—1.4%
$25,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	28,914
102,000	Daimler Finance North America LLC
	7.30%, 1/15/12	109,493
178,000	Home Depot (The), Inc.
	5.40%, 3/01/16	184,401

		322,808

	CONSUMER STAPLES—0.6%
52,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	55,818
27,000	Kroger (The) Co.
	5.50%, 2/01/13	28,837
60,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	64,137

		148,792

	ENERGY—1.6%
55,000	Apache Corp.
	5.25%, 4/15/13	58,867

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$39,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	$41,297
135,000	Hess Corp.
	6.65%, 8/15/11	145,049
60,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	63,430
62,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	66,291

		374,934

	FINANCIALS—14.7%
137,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	137,294
	Bank of America Corp.
160,000	4.50%, 8/01/10	163,979
27,000	4.875%, 1/15/13	27,303
102,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	110,973
65,000	Boston Properties LP
	6.25%, 1/15/13	66,885
153,000	Capital One Financial Corp.
	6.15%, 9/01/16	140,852
308,000	Citigroup, Inc.
	6.00%, 2/21/12	317,258
205,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	222,160
188,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	200,023
102,000	Genworth Financial, Inc.
	5.75%, 6/15/14	79,797
207,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	215,869
	HSBC Finance Corp.
107,000	6.375%, 11/27/12	114,999
100,000	5.50%, 1/19/16	101,020
107,000	International Lease Finance Corp., Series Q MTN
	5.75%, 6/15/11	95,505
102,000	John Deere Capital Corp.
	7.00%, 3/15/12	113,832
127,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	135,626
188,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	193,246
38,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	39,113
132,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	131,449
102,000	MetLife, Inc.
	5.00%, 6/15/15	106,040
	Morgan Stanley
100,000	5.05%, 1/21/11	103,314
124,000	5.30%, 3/01/13	129,644

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$62,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	$68,364
68,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	60,192
68,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	48,156
158,000	Wachovia Corp.
	5.25%, 8/01/14	161,064
92,000	Wells Fargo & Co.
	5.00%, 11/15/14	94,623

		3,378,580

	HEALTH CARE—1.2%
102,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	109,347
67,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	68,361
95,000	WellPoint, Inc.
	5.25%, 1/15/16	96,336

		274,044

	INFORMATION TECHNOLOGY—1.0%
112,000	International Business Machines Corp.
	4.25%, 9/15/09	112,148
112,000	Oracle Corp.
	5.25%, 1/15/16	120,654

		232,802

	MATERIALS—0.3%
60,000	Alcoa, Inc.
	6.00%, 1/15/12	61,843

	TELECOMMUNICATION SERVICES—0.6%
42,000	Embarq Corp.
	7.082%, 6/01/16	44,902
94,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	102,011

		146,913

	UTILITIES—0.8%
44,000	Constellation Energy Group
	4.55%, 6/15/15	41,814
67,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	70,578
60,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	62,809

		175,201

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	Total Corporate Bonds
	(Amortized Cost $4,950,662)	$5,115,917

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—54.4%
	FEDERAL HOME LOAN MORTGAGE CORP.—9.2%
$902,000	3.25%, 2/25/11	933,460
180,000	4.875%, 11/18/11	194,113
909,000	4.50%, 1/15/13	984,113

		2,111,686

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—7.1%
689,000	5.00%, 4/15/15	761,990
801,000	5.00%, 5/11/17	878,791

		1,640,781

	UNITED STATE TREASURY BONDS/NOTES—38.1%
100	4.00%, 9/30/09	100
1,000,000	2.75%, 7/31/10	1,021,641
1,890,000	2.00%, 9/30/10	1,921,746
150,000	1.75%, 11/15/11	152,098
1,750,000	1.375%, 4/15/12	1,753,420
950,000	3.375%, 7/31/13	1,003,215
1,866,400	4.75%, 5/15/14	2,074,476
656,300	7.50%, 11/15/16	841,654

		8,768,350

	Total United States Government & Agencies Obligations
	(Amortized Cost $12,190,993)	12,520,817

	SOVEREIGN BONDS—1.5%
220,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	235,519
99,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	107,910

	Total Sovereign Bonds
	(Amortized Cost $331,874)	343,429

	Total Investments—99.0%
	(Amortized Cost $22,739,259) (b)	$22,775,606
	Cash Equivalents—0.2% (c)	47,012
	Other assets less liabilities—0.8%	180,488

	Net Assets—100.0%	$23,003,106

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Less than 0.1%.
(b)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2009, net unrealized appreciation was $36,347 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $706,139 and aggregate gross unrealized depreciation of $669,792.

(c) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.26% at August 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$4,795,443	$-	$-
Corporate Bonds	-	5,115,917	-
United States Government & Agencies Obligations	-	12,520,817	-
Sovereign Bonds	-	343,429	-
Money Market Fund	-	47,012	-

Total Investments	$4,795,443	$18,027,175	$-

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF AUGUST 31, 2009 (Unaudited)

	Value	% of Net Assets
United States	$20,552,740	89.3%
United Kingdom	402,908	1.8
Germany	334,334	1.4
Italy	289,332	1.3
Supranational	222,160	1.0
Japan	161,709	0.7
France	152,619	0.7
Switzerland	145,221	0.6
Mexico	107,910	0.5
Netherlands	85,444	0.4
Spain	79,448	0.4
Australia	76,941	0.3
Netherlands Antilles	31,584	0.1
Sweden	21,829	0.1
Bermuda	20,887	0.1
Ireland	20,295	0.1
Finland	12,751	0.1
Denmark	10,773	0.1
Luxembourg	7,883	0.0
Norway	7,381	0.0
Belgium	7,260	0.0
Hong Kong	7,032	0.0
Cayman Islands	6,481	0.0
Greece	6,224	0.0
Marshall Islands	4,460	0.0

Total Investments	22,775,606	99.0
Cash Equivalents	47,012	0.2
Other assets less liabilities	180,488	0.8

Net Assets	$23,003,106	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—61.9%
	CONSUMER DISCRETIONARY—5.4%
1,027	Amazon.com, Inc.*	$83,382
983	Ameristar Casinos, Inc.	16,328
126	AutoZone, Inc.*	18,554
883	Bally Technologies, Inc.*	35,700
522	Bob Evans Farms, Inc.	14,026
3,019	Brown Shoe Co., Inc.	22,643
812	Buckle (The), Inc.	21,477
363	California Pizza Kitchen, Inc.*	5,104
999	Carter’s, Inc.*	25,135
1,996	Cinemark Holdings, Inc.	20,040
1,107	Collective Brands, Inc.*	17,535
558	Columbia Sportswear Co.	21,935
7,141	Comcast Corp., Class A	109,400
812	Cooper Tire & Rubber Co.	11,595
1,719	Corinthian Colleges, Inc.*	32,953
1,090	Daimler AG (Germany)	49,319
2,432	DIRECTV Group (The), Inc.*	60,216
1,047	Dress Barn (The), Inc.*	16,993
4,356	Eastman Kodak Co.	23,174
1,816	Ethan Allen Interiors, Inc.	28,221
6,962	Ford Motor Co.*	52,911
1,183	Fossil, Inc.*	30,025
603	Hennes & Mauritz AB, B Shares (Sweden)	33,502
4,020	Home Depot (The), Inc.	109,706
2,374	HONDA MOTOR Co. Ltd. (Japan)	75,111
1,173	Iconix Brand Group, Inc.*	20,152
1,083	J. Crew Group, Inc.*	36,919
969	Jack in the Box, Inc.*	19,758
2,773	Knology, Inc.*	20,077
1,543	Las Vegas Sands Corp.*	22,003
667	Life Time Fitness, Inc.*	20,757
326	LVMH Moet Hennessy Louis Vuitton SA (France)	31,199
1,889	Marcus Corp.	23,650
2,683	McDonald’s Corp.	150,891
899	Men’s Wearhouse (The), Inc.	23,374
4,508	News Corp., Class A	48,326
3,154	Nissan Motor Co. Ltd. (Japan)	22,100
736	Omnicom Group, Inc.	26,732
2,595	Panasonic Corp. (Japan)	41,681
1,087	Rent-A-Center, Inc.*	21,447
278	Sherwin-Williams (The) Co.	16,736
1,411	Sony Corp. (Japan)	38,254
736	Spartan Motors, Inc.	3,996
5,102	Talbots (The), Inc.	30,408
1,803	Target Corp.	84,741
2,831	Time Warner, Inc.	79,013
3,852	Toyota Motor Corp. (Japan)	165,681
562	Tractor Supply Co.*	26,448
1,018	Tupperware Brands Corp.	37,656
598	Vail Resorts, Inc.*	19,806
1,657	Vivendi (France)	47,248
1,694	Volcom, Inc.*	24,004
99	Volkswagen AG (Germany)	19,187
4,344	Walt Disney (The) Co.	113,118

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
763	Warnaco Group (The), Inc.*	$29,032

		2,199,379

	CONSUMER STAPLES—6.0%
833	Anheuser-Busch Inbev NV (Belgium)	35,999
2,756	B&G Foods, Inc. Class A	25,135
712	Boston Beer (The) Co., Inc. Class A*	28,302
2,340	British American Tobacco PLC (United Kingdom)	71,469
844	Campbell Soup Co.	26,468
806	Carrefour SA (France)	37,990
832	Casey’s General Stores, Inc.	23,088
5,310	Coca-Cola (The) Co.	258,969
3,529	CVS Caremark Corp.	132,408
3,090	Diageo PLC (United Kingdom)	48,044
1,096	Fresh Del Monte Produce, Inc. (Cayman Islands)*	25,098
1,300	Imperial Tobacco Group PLC (United Kingdom)	36,654
3,274	Kraft Foods, Inc., Class A	92,818
476	Lancaster Colony Corp.	23,924
428	Molson Coors Brewing Co., Class B	20,279
4,608	Nestle SA (Switzerland)	191,758
4,693	Philip Morris International, Inc.	214,517
3,548	Prestige Brands Holdings, Inc.*	26,291
6,582	Procter & Gamble (The) Co.	356,152
739	Reckitt Benckiser Group PLC (United Kingdom)	34,362
858	Ruddick Corp.	22,788
1,046	Safeway, Inc.	19,926
9,996	Tesco PLC (United Kingdom)	61,240
954	Tootsie Roll Industries, Inc.	22,562
2,061	Unilever NV (Netherlands)	57,659
1,625	Unilever PLC (United Kingdom)	44,494
9,528	Wal-Mart Stores, Inc.	484,690
427	Weis Markets, Inc.	13,327

		2,436,411

	ENERGY—7.3%
717	Arena Resources, Inc.*	21,926
3,314	ATP Oil & Gas Corp.*	36,951
804	Berry Petroleum Co., Class A	18,146
4,689	BG Group PLC (United Kingdom)	77,721
805	Bill Barrett Corp.*	23,538
24,952	BP PLC (United Kingdom)	216,347
1,627	Cal Dive International, Inc.*	16,970
4,967	Chevron Corp.	347,392
3,614	ConocoPhillips	162,738
666	Dril-Quip, Inc.*	28,412
3,524	ENI S.p.A (Italy)	83,645
12,237	Exxon Mobil Corp.	846,188
2,511	General Maritime Corp. (Marshall Islands)	19,962
671	Goodrich Petroleum Corp.*	16,064
9,606	ION Geophysical Corp.*	24,495
2,107	Matrix Service Co.*	23,219
461	Murphy Oil Corp.	26,277
740	Nordic American Tanker Shipping Ltd. (Bermuda)	22,030

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,930	Occidental Petroleum Corp.	$141,083
616	Peabody Energy Corp.	20,131
1,008	Repsol YPF SA (Spain)	25,025
4,961	Royal Dutch Shell PLC, Class A (United Kingdom)	138,342
3,811	Royal Dutch Shell PLC, Class B (United Kingdom)	103,975
1,647	RPC, Inc.	15,054
2,865	Schlumberger Ltd. (Netherlands Antilles)	161,013
1,819	Southwestern Energy Co.*	67,048
1,769	StatoilHydro ASA (Norway)	38,628
2,996	Total SA (France)	171,847
692	Woodside Petroleum Ltd. (Australia)	28,586
539	World Fuel Services Corp.	24,223

		2,946,976

	FINANCIALS—12.2%
2,392	Aflac, Inc.	97,163
90	Alexander’s, Inc. REIT	25,497
613	Allianz SE (Germany)	70,920
868	American Campus Communities, Inc. REIT	22,577
2,777	Annaly Capital Management, Inc. REIT	48,153
1,577	Assicurazioni Generali S.p.A (Italy)	39,310
2,458	Australia & New Zealand Banking Group Ltd. (Australia)	44,118
2,022	AXA (France)	46,079
4,141	Banco Bilbao Vizcaya Argentaria SA (Spain)	73,628
8,803	Banco Santander SA (Spain)	135,612
19,213	Bank of America Corp.	337,958
6,358	Bank of New York Mellon (The) Corp.	188,260
10,182	Barclays PLC (United Kingdom)	63,101
3,310	BB&T Corp.	92,481
1,078	BNP Paribas (France)	86,894
4,099	Boston Private Financial Holdings, Inc.	20,577
2,038	Capital One Financial Corp.	75,997
6,291	Charles Schwab (The) Corp.	113,615
1,700	Commonwealth Bank of Australia (Australia)	65,927
1,351	Credit Suisse Group (Switzerland)	68,966
861	Delphi Financial Group, Inc., Class A	20,122
694	Deutsche Bank AG (Germany)	47,157
2,251	Dime Community Bancshares, Inc.	25,211
1,660	Encore Capital Group, Inc.*	24,734
432	Equity Lifestyle Properties, Inc. REIT	17,388
1,438	Equity One, Inc. REIT	22,649
357	First Financial Bankshares, Inc.	17,793
1,364	FirstMerit Corp.	24,511
1,237	Franklin Resources, Inc.	115,449
517	GAMCO Investors, Inc., Class A	23,332
1,154	Goldman Sachs Group (The), Inc.	190,941
1,247	Highwoods Properties, Inc. REIT	36,624
22,899	HSBC Holdings PLC (United Kingdom)	250,833
10,983	Intesa Sanpaolo S.p.A (Italy)	47,638
954	IPC Holdings Ltd. (Bermuda)	30,929
8,862	JPMorgan Chase & Co.	385,144
807	Kansas City Life Insurance Co.	28,850
653	KBW, Inc.*	18,689
1,600	Knight Capital Group, Inc., Class A*	32,192

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,064	MarketAxess Holdings, Inc.*	$22,890
3,928	MFA Financial, Inc. REIT	31,110
491	Mid-America Apartment Communities, Inc. REIT	21,496
15,621	Mitsubishi UFJ Financial Group, Inc. (Japan)	100,026
1,412	Montpelier Re Holdings Ltd. (Bermuda)	22,719
1,152	Moody’s Corp.	31,380
3,231	Morgan Stanley	93,570
280	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	41,801
2,295	National Australia Bank Ltd. (Australia)	55,103
5,713	National Bank of Greece SA ADR (Greece)*	36,506
3,218	National Financial Partners Corp.	25,261
1,400	National Retail Properties, Inc. REIT	28,728
1,832	NewAlliance Bancshares, Inc.	21,544
3,976	Nordea Bank AB (Sweden)	41,716
1,165	Northern Trust Corp.	68,106
1,418	Omega Healthcare Investors, Inc. REIT	23,978
1,032	optionsXpress Holdings, Inc.	17,172
821	Platinum Underwriters Holdings Ltd. (Bermuda)	29,761
667	Potlatch Corp. REIT	19,410
565	ProAssurance Corp.*	29,663
3,683	Progressive (The) Corp.	60,843
795	Prosperity Bancshares, Inc.	27,451
406	Renasant Corp.	6,179
1,071	Riskmetrics Group, Inc.*	16,665
916	SCBT Financial Corp.	23,495
1,380	Simon Property Group, Inc. REIT	87,796
618	Societe Generale (France)	49,850
2,505	Standard Chartered PLC (United Kingdom)	56,994
464	Stifel Financial Corp.*	26,123
825	Sumitomo Mitsui Financial Group, Inc. (Japan)	35,663
552	Tanger Factory Outlet Centers, Inc. REIT	20,766
683	Tower Group, Inc.	16,385
4,370	UBS AG (Switzerland)*	80,797
648	UMB Financial Corp.	25,939
18,469	UniCredito Italiano S.p.A (Italy)	66,989
977	Washington Real Estate Investment Trust REIT	26,340
11,095	Wells Fargo & Co.	305,334
531	Westamerica Bancorp.	27,309
3,457	Westpac Banking Corp. (Australia)	71,025
539	Westwood Holdings Group, Inc.	20,762
199	Zurich Financial Services AG (Switzerland)	43,816

		4,935,480

	HEALTH CARE—6.3%
3,977	Abbott Laboratories	179,880
463	Amedisys, Inc.*	20,622
904	AMERIGROUP Corp.*	21,380
544	AmSurg Corp.*	11,043
1,766	AstraZeneca PLC (United Kingdom)	81,742
1,112	Bayer AG (Germany)	68,347
3,624	Boston Scientific Corp.*	42,582
3,168	Bruker Corp.*	32,155
774	Catalyst Health Solutions, Inc.*	22,105

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
799	Centene Corp.*	$13,831
693	Emergency Medical Services Corp., Class A*	31,428
3,814	eResearch Technology, Inc.*	23,990
741	Forest Laboratories, Inc.*	21,689
664	Genzyme Corp.*	36,991
6,271	GlaxoSmithKline PLC (United Kingdom)	122,952
453	Haemonetics Corp.*	23,846
1,010	Inspire Pharmaceuticals, Inc.*	6,030
1,810	Isis Pharmaceuticals, Inc.*	29,213
6,411	Johnson & Johnson	387,480
636	Magellan Health Services, Inc.*	20,409
557	Martek Biosciences Corp.*	13,674
1,088	Medicis Pharmaceutical Corp., Class A	20,095
3,061	Novartis AG (Switzerland)	142,153
570	Novo Nordisk A/S, B Shares (Denmark)	34,781
704	NuVasive, Inc.*	28,209
1,022	Onyx Pharmaceuticals, Inc.*	32,776
734	Owens & Minor, Inc.	32,480
16,274	Pfizer, Inc.	271,776
399	Pharmasset Inc.*	7,366
951	Psychiatric Solutions, Inc.*	25,477
534	Quality Systems, Inc.	28,751
1,461	Regeneron Pharmaceuticals, Inc.*	33,209
914	Roche Holding AG (Switzerland)	145,552
1,443	Sanofi-Aventis SA (France)	97,989
2,949	SIGA Technologies, Inc.*	21,587
912	Sirona Dental Systems, Inc.*	24,113
1,016	STERIS Corp.	29,484
1,103	Takeda Pharmaceutical Co. Ltd. (Japan)	44,588
1,043	Thoratec Corp.*	27,368
2,881	UnitedHealth Group, Inc.	80,668
471	Vanda Pharmaceuticals, Inc.*	6,434
762	WellCare Health Plans, Inc.*	18,494
3,177	Wyeth	152,019
536	Zimmer Holdings, Inc.*	25,380
1,181	ZymoGenetics, Inc.*	6,944

		2,549,082

	INDUSTRIALS—6.3%
484	A.O. Smith Corp.	18,416
2,922	ABB Ltd. (Switzerland)	56,181
4,414	BAE Systems PLC (United Kingdom)	22,459
800	Baldor Electric Co.	22,456
1,808	Burlington Northern Santa Fe Corp.	150,100
921	C.H. Robinson Worldwide, Inc.	51,815
1,419	Caterpillar, Inc.	64,295
865	CLARCOR, Inc.	27,732
852	CRA International, Inc.*	23,796
776	Curtiss-Wright Corp.	25,274
1,361	Dollar Thrifty Automotive Group*	27,002
402	East Japan Railway Co. (Japan)	26,348
402	Eaton Corp.	21,688
1,183	EMCOR Group, Inc.*	27,410
1,771	Emerson Electric Co.	65,297

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
200	Fanuc Ltd. (Japan)	$16,364
1,064	First Advantage Corp., Class A*	18,652
223	First Solar, Inc.*	27,112
951	General Dynamics Corp.	56,290
25,587	General Electric Co.	355,660
891	Geo Group (The), Inc.*	16,323
2,041	GrafTech International Ltd.*	29,043
679	Granite Construction, Inc.	21,796
1,046	Griffon Corp.*	11,056
3,358	Hawaiian Holdings, Inc.*	24,581
1,611	Heartland Express, Inc.	22,812
438	Heico Corp.	16,232
1,284	Heidrick & Struggles International, Inc.	26,990
3,000	Hutchison Whampoa Ltd. (Hong Kong)	21,095
4,632	JetBlue Airways Corp.*	26,912
635	Kforce, Inc.*	7,112
1,494	Knight Transportation, Inc.	24,636
1,269	Koninklijke (Royal) Philips Electronics NV (Netherlands)	28,700
676	L.B. Foster Co., Class A*	20,158
945	Lockheed Martin Corp.	70,856
1,963	Mitsubishi Corp. (Japan)	39,888
2,625	Mitsui & Co. Ltd. (Japan)	34,296
901	PACCAR, Inc.	32,589
541	Regal-Beloit Corp.	24,594
870	Republic Services, Inc.	22,281
1,722	Rollins, Inc.	30,738
289	Schneider Electric SA (France)	26,667
21	Seaboard Corp.	23,184
1,168	Siemens AG (Germany)	101,323
1,043	Tetra Tech, Inc.*	30,810
2,513	Union Pacific Corp.	150,303
5,247	United Parcel Service, Inc., Class B	280,505
2,199	United Technologies Corp.	130,533
268	Vestas Wind Systems A/S (Denmark)*	19,247
3,099	Vicor Corp.	22,778
568	Vinci SA (France)	30,505
1,207	Waste Management, Inc.	36,126
555	Watsco, Inc.	29,321
756	Watson Wyatt Worldwide, Inc., Class A	33,037

		2,571,374

	INFORMATION TECHNOLOGY—10.8%
7,849	3Com Corp.*	34,143
3,213	Accenture PLC, Class A (Ireland)	106,029
628	Anixter International, Inc.*	22,030
2,089	Apple, Inc.*	351,391
2,170	Arris Group, Inc.*	28,774
1,096	Benchmark Electronics, Inc.*	17,974
513	CACI International, Inc., Class A*	23,577
1,415	CANON, Inc. (Japan)	54,455
616	Cass Information Systems, Inc.	19,232
13,113	Cisco Systems, Inc.*	283,241
364	Computer Sciences Corp.*	17,781
841	Concur Technologies, Inc.*	29,738

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,764	Corning, Inc.	$56,761
2,998	Daktronics, Inc.	24,194
640	Digital River, Inc.*	22,605
150	Ebix, Inc.*	7,404
1,826	Electro Scientific Industries, Inc.*	22,423
4,767	EMC Corp.*	75,795
262	EMS Technologies, Inc.*	4,910
7,479	Entegris, Inc.*	29,916
3,062	Exar Corp.*	22,996
935	Fair Isaac Corp.	20,851
1,603	Gartner, Inc.*	26,706
754	Google, Inc., Class A*	348,099
5,762	Hewlett-Packard Co.	258,656
1,470	Informatica Corp.*	26,357
3,104	International Business Machines Corp.	366,427
2,420	IXYS Corp.	16,456
1,457	Jack Henry & Associates, Inc.	33,963
636	ManTech International Corp., Class A*	33,606
669	MasterCard, Inc., Class A	135,559
1,332	Microsemi Corp.*	18,795
21,180	Microsoft Corp.	522,088
3,134	ModusLink Global Solutions, Inc.*	22,502
2,930	MSC.Software Corp.*	22,209
129	Nintendo Co. Ltd. (Japan)	34,988
5,741	Nokia Oyj (Finland)	79,915
1,328	Omniture Inc*	19,004
11,984	Oracle Corp.	262,090
2,688	Palm, Inc.*	35,831
1,997	Parametric Technology Corp.*	26,560
868	Paychex, Inc.	24,556
2,005	Perot Systems Corp., Class A*	33,383
1,372	Polycom, Inc.*	32,365
1,600	Quest Software, Inc.*	26,384
2,139	Rackspace Hosting, Inc.*	27,679
1,173	Riverbed Technology, Inc.*	22,615
250	Rogers Corp.*	6,525
1,167	SAP AG (Germany)	57,040
2,558	Skyworks Solutions, Inc.*	29,801
530	Smith Micro Software, Inc.*	6,122
1,170	Solera Holdings, Inc.	30,818
925	SRA International, Inc., Class A*	18,380
1,175	Starent Networks Corp.*	23,782
3,661	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	35,112
2,874	TIBCO Software, Inc.*	25,492
4,482	Visa, Inc., Class A	318,670
726	VistaPrint NV (Netherlands)*	30,085
3,360	Yahoo!, Inc.*	49,090

		4,363,930

	MATERIALS—2.4%
329	Air Liquide SA (France)	35,150
539	AMCOL International Corp.	11,933
2,256	American Vanguard Corp.	19,763
1,692	Anglo American PLC (United Kingdom)	55,732

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,123	ArcelorMittal (Luxembourg)	$40,241
1,156	BASF AG (Germany)	60,368
4,431	BHP Billiton Ltd. (Australia)	137,467
2,892	BHP Billiton PLC (United Kingdom)	76,734
2,620	Dow Chemical (The) Co.	55,780
2,072	E.I. du Pont de Nemours & Co.	66,159
238	NewMarket Corp.	19,783
1,169	Newmont Mining Corp.	46,982
730	Praxair, Inc.	55,933
1,704	Rio Tinto PLC (United Kingdom)	67,027
653	Rock-Tenn Co., Class A	33,492
1,187	Rockwood Holdings, Inc.*	24,179
814	Sensient Technologies Corp.	21,221
600	Shin-Etsu Chemical Co. Ltd. (Japan)	35,574
659	Silgan Holdings, Inc.	32,041
135	Syngenta AG (Switzerland)	31,807
302	Vulcan Materials Co.	15,112
1,147	Westlake Chemical Corp.	27,574
511	Weyerhaeuser Co.	19,106

		989,158

	TELECOMMUNICATION SERVICES—2.7%
15,065	AT&T, Inc.	392,443
3,706	Deutsche Telekom AG (Germany)	49,327
2,581	France Telecom SA (France)	65,707
2,222	Koninklijke (Royal) KPN NV (Netherlands)	34,151
21	NTT DoCoMo, Inc. (Japan)	32,440
5,260	Telefonica SA (Spain)	132,776
7,185	Verizon Communications, Inc.	223,022
72,032	Vodafone Group PLC (United Kingdom)	155,904

		1,085,770

	UTILITIES—2.5%
1,447	Consolidated Edison, Inc.	58,155
2,584	E.ON AG (Germany)	109,428
7,181	Enel S.p.A (Italy)	42,354
715	EQT Corp.	28,364
3,580	Exelon Corp.	179,073
2,168	FPL Group, Inc.	121,798
1,594	GDF Suez (France)	67,229
5,179	Iberdrola SA (Spain)	48,012
723	New Jersey Resources Corp.	26,570
796	Nicor, Inc.	28,831
1,319	Piedmont Natural Gas Co., Inc.	31,682
634	RWE AG (Germany)	58,774
4,121	Southern Co.	128,575
1,600	Tokyo Electric Power (The) Co., Inc. (Japan)	41,826
891	WGL Holdings, Inc.	29,403

		1,000,074

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	Total Common Stocks
	(Cost $27,493,349)	$25,077,634

	RIGHTS—0.0% (a)
	FINANCIALS—0.0% (a)
3,036	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

Principal Amount
	CORPORATE BONDS —19.4%
	CONSUMER DISCRETIONARY —1.3%
$220,000	Home Depot (The), Inc.
	5.40%, 3/01/16	227,912
136,000	News America, Inc.
	6.20%, 12/15/34	132,397
32,000	Time Warner, Inc.
	7.70%, 5/01/32	35,583
113,000	Viacom, Inc.
	6.25%, 4/30/16	121,396

		517,288

	CONSUMER STAPLES—1.9%
11,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	14,606
91,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	97,682
279,000	Kraft Foods
	6.50%, 8/11/17	312,573
108,000	Kroger (The) Co.
	5.50%, 2/01/13	115,348
48,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	58,274
73,000	Reynolds American, Inc.
	6.75%, 6/15/17	74,495
95,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	101,550

		774,528

	ENERGY—1.7%
197,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	205,160
105,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	110,147
88,000	ConocoPhillips
	5.90%, 10/15/32	94,310

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$121,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	$128,126
152,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	162,520

		700,263

	FINANCIALS—8.5%
101,000	Allstate (The) Corp.
	5.55%, 5/09/35	97,436
67,000	American Express Co.
	4.875%, 7/15/13	67,956
28,000	Bear Stearns & Co.
	7.25%, 2/01/18	31,982
198,000	Boston Properties LP
	6.25%, 1/15/13	203,742
101,000	Capital One Financial Corp.
	6.15%, 9/01/16	92,981
143,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	161,795
167,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	178,063
392,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	424,813
172,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	171,108
167,000	Genworth Financial, Inc.
	5.75%, 6/15/14	130,648
255,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	265,925
50,000	HSBC Finance Corp.
	5.50%, 1/19/16	50,510
200,000	JP Morgan Chase Bank
	5.875%, 6/13/16	209,677
253,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	271,745
76,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	78,226
28,000	Merrill Lynch & Co., Inc., MTN
	6.875%, 4/25/18	28,637
194,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	193,191
113,000	MetLife, Inc.
	5.00%, 6/15/15	117,475
187,000	Morgan Stanley
	5.30%, 3/01/13	195,511
121,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	107,107
45,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	31,868

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$21,000	Unilever Capital Corp.
	5.90%, 11/15/32	$22,939
305,000	Wachovia Corp.
	5.25%, 8/01/14	310,915

		3,444,250

	HEALTH CARE—0.6%
61,000	Abbott Laboratories
	5.875%, 5/15/16	68,048
73,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	74,483
21,000	WellPoint, Inc.
	5.25%, 1/15/16	21,295
61,000	Wyeth
	5.50%, 2/01/14	66,767

		230,593

	INDUSTRIALS—0.8%
334,000	General Electric Co.
	5.25%, 12/06/17	341,576

	INFORMATION TECHNOLOGY—0.4%
141,000	Oracle Corp.
	5.25%, 1/15/16	151,894

	MATERIALS—0.8%
71,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	75,220
61,000	CRH America, Inc.
	6.00%, 9/30/16	59,962
111,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	118,204
101,000	Weyerhaeuser Co.
	7.375%, 3/15/32	85,179

		338,565

	TELECOMMUNICATION SERVICES—1.4%
63,000	BellSouth Corp.
	6.00%, 11/15/34	64,999
84,000	Deutsche Telekom International Finance BV (Netherlands)
	8.75%, 6/15/30	112,087
114,000	Embarq Corp.
	7.082%, 6/01/16	121,878
100,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	120,722
146,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	154,192

		573,878

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES—2.0%
$135,000	Constellation Energy Group
	4.55%, 6/15/15	$128,292
170,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	179,080
61,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	63,856
61,000	FirstEnergy Corp., Series C
	7.375%, 11/15/31	67,533
112,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	119,124
61,000	Oncor Electric Delivery Co.
	7.00%, 9/01/22	69,563
147,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	160,764

		788,212

	Total Corporate Bonds
	(Amortized Cost $7,423,322)	7,861,047

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—15.9%
	FEDERAL HOME LOAN MORTGAGE CORP.—2.5%
750,000	4.50%, 1/15/13	811,974
164,000	6.25%, 7/15/32	197,983

		1,009,957

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —1.4%
150,000	5.00%, 4/15/15	165,890
380,000	5.00%, 5/11/17	416,905

		582,795

	UNITED STATE TREASURY BONDS/NOTES—12.0%
300	3.50%, 2/15/10	304
400	4.50%, 5/15/10	412
278,100	4.875%, 4/30/11	296,915
950,000	5.00%, 8/15/11	1,025,333
775,000	3.375%, 7/31/13	818,412
675,400	4.75%, 5/15/14	750,697
85,600	7.50%, 11/15/16	109,775
557,200	8.125%, 8/15/19	769,633
372,300	7.625%, 2/15/25	525,700
439,400	6.25%, 5/15/30	567,375

		4,864,556

	Total United States Government & Agencies Obligations
	(Amortized Cost $6,311,620)	6,457,308

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	SOVEREIGN BONDS—2.1%
$203,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	$266,477
175,000	Republic of Italy (Italy)
	5.25%, 9/20/16	187,095
89,000	United Mexican States
	6.75%, 9/27/34	92,783
294,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	320,460

	Total Sovereign Bonds
	(Amortized Cost $843,085)	866,815

	Total Investments—99.3%
	(Amortized Cost $42,071,376) (b)	$40,262,804
	Cash Equivalents—0.2% (c)	67,498
	Other assets in excess of liabilities—0.5%	216,392

	Net Assets—100.0%	$40,546,694

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Less than 0.1%.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2009, net unrealized depreciation was $1,808,572 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,506,488 and aggregate gross unrealized depreciation of $3,315,060.
(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.26% at August 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Investments	Level 1	Level 2	Level 3

Common Stocks	$25,077,634	$-	$-
Corporate Bonds	-	7,861,047	-
United States Government & Agencies Obligations	-	6,457,308	-
Sovereign Bonds	-	866,815	-
Money Market Fund	-	67,498	-

Total Investments	$25,077,634	$15,252,668	$-

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF AUGUST 31, 2009 (Unaudited)

	Value	% of Net Assets
United States	$30,869,053	76.1%
United Kingdom	2,047,425	5.0
Germany	1,182,799	2.9
Japan	839,285	2.1
France	794,356	2.0
Switzerland	761,029	1.9
Australia	477,446	1.2
Italy	467,030	1.1
Supranational	424,814	1.0
Spain	415,053	1.0
Mexico	413,243	1.0
Canada	376,624	0.9
Netherlands	360,364	0.9
Netherlands Antilles	161,013	0.4
Ireland	106,029	0.3
Bermuda	105,439	0.3
Sweden	110,330	0.3
Finland	79,915	0.2
Denmark	54,028	0.1
Luxembourg	40,241	0.1
Norway	38,628	0.1
Greece	36,506	0.1
Belgium	35,999	0.1
Cayman Islands	25,098	0.1
Hong Kong	21,095	0.1
Marshall Islands	19,962	0.0

Total Investments	40,262,804	99.3
Cash Equivalents	67,498	0.2
Other assets less liabilities	216,392	0.5

Net Assets	$40,546,694	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—83.8%
	CONSUMER DISCRETIONARY—7.4%
1,214	Amazon.com, Inc.*	$98,565
1,161	Ameristar Casinos, Inc.	19,284
150	AutoZone, Inc.*	22,088
1,043	Bally Technologies, Inc.*	42,168
617	Bob Evans Farms, Inc.	16,579
3,565	Brown Shoe Co., Inc.	26,738
959	Buckle (The), Inc.	25,366
429	California Pizza Kitchen, Inc.*	6,032
1,184	Carter’s, Inc.*	29,789
2,364	Cinemark Holdings, Inc.	23,735
1,307	Collective Brands, Inc.*	20,703
660	Columbia Sportswear Co.	25,945
8,441	Comcast Corp., Class A	129,316
959	Cooper Tire & Rubber Co.	13,695
2,031	Corinthian Colleges, Inc.*	38,934
1,286	Daimler AG (Germany)	58,188
2,882	DIRECTV Group (The), Inc.*	71,358
1,236	Dress Barn, Inc.*	20,060
5,140	Eastman Kodak Co.	27,345
2,145	Ethan Allen Interiors, Inc.	33,333
8,224	Ford Motor Co.*	62,502
1,397	Fossil, Inc.*	35,456
748	Hennes & Mauritz AB, B Shares (Sweden)	41,558
4,745	Home Depot (The), Inc.	129,491
2,824	HONDA MOTOR Co. Ltd. (Japan)	89,349
1,387	Iconix Brand Group, Inc.*	23,829
1,279	J. Crew Group, Inc.*	43,601
1,146	Jack in the Box, Inc.*	23,367
3,280	Knology, Inc. *	23,747
1,820	Las Vegas Sands Corp.*	25,953
787	Life Time Fitness, Inc.*	24,491
405	LVMH Moet Hennessy Louis Vuitton SA (France)	38,760
2,231	Marcus Corp.	27,932
3,170	McDonald’s Corp.	178,280
1,060	Men’s Wearhouse (The), Inc.	27,560
5,326	News Corp., Class A	57,095
3,719	Nissan Motor Co. Ltd. (Japan)	26,059
873	Omnicom Group, Inc.	31,707
3,107	Panasonic Corp. (Japan)	49,905
1,282	Rent-A-Center, Inc.*	25,294
329	Sherwin-Williams (The) Co.	19,806
1,721	Sony Corp. (Japan)	46,659
869	Spartan Motors, Inc.	4,719
6,025	Talbots (The), Inc.	35,909
2,129	Target Corp.	100,063
3,348	Time Warner, Inc.	93,443
4,627	Toyota Motor Corp. (Japan)	199,015
664	Tractor Supply Co.*	31,248
1,204	Tupperware Brands Corp.	44,536
706	Vail Resorts, Inc.*	23,383
1,986	Vivendi (France)	56,630
2,001	Volcom, Inc.*	28,354
118	Volkswagen AG (Germany)	22,869

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
5,136	Walt Disney (The) Co.	$133,740
902	Warnaco Group (The), Inc.*	34,321

		2,609,852

	CONSUMER STAPLES—8.2%
990	Anheuser-Busch Inbev NV (Belgium)	42,784
3,253	B&G Foods, Inc., Class A	29,667
839	Boston Beer (The) Co., Inc., Class A*	33,350
2,759	British American Tobacco PLC (United Kingdom)	84,267
993	Campbell Soup Co.	31,140
977	Carrefour SA (France)	46,050
985	Casey’s General Stores, Inc.	27,334
6,377	Coca-Cola (The) Co.	311,006
4,171	CVS Caremark Corp.	156,496
3,643	Diageo PLC (United Kingdom)	56,642
1,291	Fresh Del Monte Produce, Inc. (Cayman Islands)*	29,564
1,525	Imperial Tobacco Group PLC (United Kingdom)	42,998
3,861	Kraft Foods, Inc., Class A	109,459
562	Lancaster Colony Corp.	28,246
504	Molson Coors Brewing Co., Class B	23,880
5,446	Nestle SA (Switzerland)	226,631
5,760	Philip Morris International, Inc.	263,290
4,190	Prestige Brands Holdings, Inc.*	31,048
7,775	Procter & Gamble (The) Co.	420,706
907	Reckitt Benckiser Group PLC (United Kingdom)	42,174
1,016	Ruddick Corp.	26,985
1,237	Safeway, Inc.	23,565
11,764	Tesco PLC (United Kingdom)	72,071
1,125	Tootsie Roll Industries, Inc.	26,606
2,484	Unilever NV (Netherlands)	69,493
1,941	Unilever PLC (United Kingdom)	53,146
11,367	Wal-Mart Stores, Inc.	578,240
506	Weis Markets, Inc.	15,792

		2,902,630

	ENERGY—9.8%
847	Arena Resources, Inc.*	25,901
3,913	ATP Oil & Gas Corp.*	43,630
948	Berry Petroleum Co., Class A	21,396
5,547	BG Group PLC (United Kingdom)	91,942
952	Bill Barrett Corp.*	27,836
29,495	BP PLC (United Kingdom)	255,738
1,921	Cal Dive International, Inc.*	20,036
5,978	Chevron Corp.	418,101
4,267	ConocoPhillips	192,143
787	Dril-Quip, Inc.*	33,573
4,183	ENI S.p.A (Italy)	99,287
14,445	Exxon Mobil Corp.	998,872
2,967	General Maritime Corp. (Marshall Islands)	23,588
792	Goodrich Petroleum Corp.*	18,960
11,343	ION Geophysical Corp.*	28,925
2,489	Matrix Service Co.*	27,429

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
544	Murphy Oil Corp.	$31,008
875	Nordic American Tanker Shipping Ltd. (Bermuda)	26,049
2,281	Occidental Petroleum Corp.	166,741
727	Peabody Energy Corp.	23,758
1,191	Repsol YPF SA (Spain)	29,568
5,851	Royal Dutch Shell PLC, Class A (United Kingdom)	163,160
4,498	Royal Dutch Shell PLC, Class B (United Kingdom)	122,718
1,945	RPC, Inc.	17,777
3,385	Schlumberger Ltd. (Netherlands Antilles)	190,237
2,152	Southwestern Energy Co.*	79,323
2,064	StatoilHydro ASA (Norway)	45,070
3,557	Total SA (France)	204,026
817	Woodside Petroleum Ltd. (Australia)	33,750
637	World Fuel Services Corp.	28,627

		3,489,169

	FINANCIALS—16.5%
3,049	Aflac, Inc.	123,850
106	Alexander’s, Inc. REIT	30,030
724	Allianz SE (Germany)	83,762
1,027	American Campus Communities, Inc. REIT	26,712
3,282	Annaly Capital Management, Inc. REIT	56,910
1,852	Assicurazioni Generali S.p.A (Italy)	46,164
2,917	Australia & New Zealand Banking Group Ltd. (Australia)	52,356
2,403	AXA (France)	54,761
4,902	Banco Bilbao Vizcaya Argentaria SA (Spain)	87,159
10,407	Banco Santander SA (Spain)	160,323
22,894	Bank of America Corp.	402,705
7,511	Bank of New York Mellon (The) Corp.	222,401
12,047	Barclays PLC (United Kingdom)	74,659
3,907	BB&T Corp.	109,162
1,280	BNP Paribas (France)	103,177
4,838	Boston Private Financial Holdings, Inc.	24,287
2,407	Capital One Financial Corp.	89,757
7,411	Charles Schwab (The) Corp.	133,843
2,014	Commonwealth Bank of Australia (Australia)	78,104
1,634	Credit Suisse Group (Switzerland)	83,412
1,018	Delphi Financial Group, Inc., Class A	23,791
823	Deutsche Bank AG (Germany)	55,923
2,656	Dime Community Bancshares, Inc.	29,747
1,961	Encore Capital Group, Inc.*	29,219
512	Equity Lifestyle Properties, Inc. REIT	20,608
1,700	Equity One, Inc. REIT	26,775
422	First Financial Bankshares, Inc.	21,032
1,610	FirstMerit Corp.	28,932
1,461	Franklin Resources, Inc.	136,355
611	GAMCO Investors, Inc., Class A	27,574
1,364	Goldman Sachs Group (The), Inc.	225,687
1,475	Highwoods Properties, Inc. REIT	43,321
26,994	HSBC Holdings PLC (United Kingdom)	295,689
12,668	Intesa Sanpaolo S.p.A (Italy)	54,947
1,128	IPC Holdings Ltd. (Bermuda)	36,570
10,692	JPMorgan Chase & Co.	464,673
954	Kansas City Life Insurance Co.	34,106
772	KBW, Inc.*	22,095

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,890	Knight Capital Group, Inc., Class A*	$38,027
2,439	MarketAxess Holdings, Inc.*	27,049
4,641	MFA Financial, Inc. REIT	36,757
581	Mid-America Apartment Communities, Inc. REIT	25,436
18,535	Mitsubishi UFJ Financial Group, Inc. (Japan)	118,685
1,672	Montpelier Re Holdings Ltd. (Bermuda)	26,902
1,360	Moody’s Corp.	37,046
3,816	Morgan Stanley	110,511
335	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	50,012
2,718	National Australia Bank Ltd. (Australia)	65,259
6,555	National Bank of Greece SA ADR (Greece)	41,886
3,801	National Financial Partners Corp.	29,838
1,654	National Retail Properties, Inc. REIT	33,940
2,162	NewAlliance Bancshares, Inc.	25,425
4,721	Nordea Bank AB (Sweden)	49,533
1,377	Northern Trust Corp.	80,499
1,677	Omega Healthcare Investors, Inc. REIT	28,358
1,219	optionsXpress Holdings, Inc.	20,284
958	Platinum Underwriters Holdings Ltd. (Bermuda)	34,728
790	Potlatch Corp. REIT	22,989
668	ProAssurance Corp.*	35,070
4,359	Progressive (The) Corp.	72,011
938	Prosperity Bancshares, Inc.	32,389
478	Renasant Corp.	7,275
1,266	Riskmetrics Group, Inc.*	19,699
1,082	SCBT Financial Corp.	27,753
1,631	Simon Property Group, Inc. REIT	103,764
735	Societe Generale (France)	59,288
2,962	Standard Chartered PLC (United Kingdom)	67,391
549	Stifel Financial Corp.*	30,909
976	Sumitomo Mitsui Financial Group, Inc. (Japan)	42,190
654	Tanger Factory Outlet Centers, Inc. REIT	24,603
808	Tower Group, Inc.	19,384
5,136	UBS AG (Switzerland)*	94,959
765	UMB Financial Corp.	30,623
21,763	UniCredito Italiano S.p.A (Italy)	78,936
1,156	Washington Real Estate Investment Trust REIT	31,166
13,204	Wells Fargo & Co.	363,374
627	Westamerica Bancorp.	32,247
4,099	Westpac Banking Corp. (Australia)	84,215
636	Westwood Holdings Group, Inc.	24,499
235	Zurich Financial Services AG (Switzerland)	51,743

		5,857,230

	HEALTH CARE—8.5%
4,690	Abbott Laboratories	212,129
546	Amedisys, Inc.*	24,319
1,068	AMERIGROUP Corp.*	25,258
642	AmSurg Corp.*	13,033
2,106	AstraZeneca PLC (United Kingdom)	97,479
1,314	Bayer AG (Germany)	80,763
4,278	Boston Scientific Corp.*	50,267

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,742	Bruker Corp.*	$37,981
914	Catalyst Health Solutions, Inc.*	26,104
943	Centene Corp.*	16,323
818	Emergency Medical Services Corp., Class A*	37,096
4,503	eResearch Technology, Inc.*	28,324
874	Forest Laboratories, Inc.*	25,582
783	Genzyme Corp.*	43,621
7,386	GlaxoSmithKline PLC (United Kingdom)	144,814
535	Haemonetics Corp.*	28,162
1,196	Inspire Pharmaceuticals, Inc.*	7,140
2,139	Isis Pharmaceuticals, Inc.*	34,523
7,683	Johnson & Johnson	464,361
751	Magellan Health Services, Inc.*	24,100
657	Martek Biosciences Corp.*	16,129
1,285	Medicis Pharmaceutical Corp., Class A	23,734
3,603	Novartis AG (Switzerland)	167,323
683	Novo Nordisk A/S, B Shares (Denmark)	41,676
832	NuVasive, Inc.*	33,338
1,207	Onyx Pharmaceuticals, Inc.*	38,708
867	Owens & Minor, Inc.	38,365
19,444	Pfizer, Inc.	324,715
471	Pharmasset Inc.*	8,695
1,123	Psychiatric Solutions, Inc.*	30,085
632	Quality Systems, Inc.	34,027
1,727	Regeneron Pharmaceuticals, Inc.*	39,255
1,075	Roche Holding AG (Switzerland)	171,190
1,732	Sanofi-Aventis SA (France)	117,614
3,485	SIGA Technologies, Inc.*	25,510
1,077	Sirona Dental Systems, Inc.*	28,476
1,199	STERIS Corp.	34,795
1,238	Takeda Pharmaceutical Co. Ltd. (Japan)	50,046
1,234	Thoratec Corp.*	32,380
3,401	UnitedHealth Group, Inc.	95,228
556	Vanda Pharmaceuticals, Inc.*	7,595
899	WellCare Health Plans, Inc.*	21,819
3,752	Wyeth	179,533
631	Zimmer Holdings, Inc.*	29,878
1,396	Zymogenetics, Inc.*	8,208

		3,019,701

	INDUSTRIALS—8.6%
574	A.O. Smith Corp.	21,841
3,584	ABB Ltd. (Switzerland)	68,909
5,596	BAE Systems PLC (United Kingdom)	28,474
949	Baldor Electric Co.	26,638
2,132	Burlington Northern Santa Fe Corp.	176,999
1,085	C.H. Robinson Worldwide, Inc.	61,042
1,686	Caterpillar, Inc.	76,393
1,030	CLARCOR, Inc.	33,022
1,009	CRA International, Inc.*	28,181
924	Curtiss-Wright Corp.	30,095
1,607	Dollar Thrifty Automotive Group, Inc.*	31,883
540	East Japan Railway Co. (Japan)	35,393

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
480	Eaton Corp.	$25,896
1,404	EMCOR Group, Inc.*	32,531
2,109	Emerson Electric Co.	77,759
333	Fanuc Ltd. (Japan)	27,246
1,260	First Advantage Corp., Class A*	22,088
264	First Solar, Inc.*	32,097
1,131	General Dynamics Corp.	66,944
28,963	General Electric Co.	402,587
1,057	Geo Group (The), Inc.*	19,364
2,418	GrafTech International Ltd.*	34,408
810	Granite Construction, Inc.	26,001
1,250	Griffon Corp.*	13,213
3,958	Hawaiian Holdings, Inc.*	28,973
1,895	Heartland Express, Inc.	26,833
521	Heico Corp.	19,308
1,520	Heidrick & Struggles International, Inc.	31,950
3,331	Hutchison Whampoa Ltd. (Hong Kong)	23,422
5,461	JetBlue Airways Corp.*	31,728
757	Kforce, Inc.*	8,478
1,759	Knight Transportation, Inc.	29,006
1,591	Koninklijke (Royal) Philips Electronics NV (Netherlands)	35,983
803	L.B. Foster Co., Class A*	23,945
1,127	Lockheed Martin Corp.	84,502
2,247	Mitsubishi Corp. (Japan)	45,659
3,169	Mitsui & Co. Ltd. (Japan)	41,404
1,075	PACCAR, Inc.	38,883
644	Regal-Beloit Corp.	29,276
1,033	Republic Services, Inc.	26,455
2,052	Rollins, Inc.	36,628
400	Schneider Electric SA (France)	36,909
24	Seaboard Corp.	26,496
1,415	Siemens AG (Germany)	122,749
1,238	Tetra Tech, Inc.*	36,571
2,965	Union Pacific Corp.	177,337
6,191	United Parcel Service, Inc., Class B	330,972
2,620	United Technologies Corp.	155,523
324	Vestas Wind Systems A/S (Denmark)*	23,268
3,680	Vicor Corp.	27,048
674	Vinci SA (France)	36,198
1,438	Waste Management, Inc.	43,039
659	Watsco, Inc.	34,815
896	Watson Wyatt Worldwide, Inc., Class A	39,155

		3,051,517

	INFORMATION TECHNOLOGY—14.5%
9,281	3Com Corp.*	40,372
3,798	Accenture PLC, Class A (Ireland)	125,334
742	Anixter International, Inc.*	26,029
2,579	Apple, Inc.*	433,815
2,566	Arris Group, Inc.*	34,025
1,296	Benchmark Electronics, Inc.*	21,254
606	CACI International, Inc., Class A*	27,852
1,603	CANON, Inc. (Japan)	61,690
728	Cass Information Systems, Inc.	22,728

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
15,495	Cisco Systems, Inc.*	$334,692
429	Computer Sciences Corp.*	20,957
995	Concur Technologies, Inc.*	35,183
4,444	Corning, Inc.	67,016
3,541	Daktronics, Inc.	28,576
756	Digital River, Inc.*	26,702
178	Ebix, Inc.*	8,786
2,157	Electro Scientific Industries, Inc.*	26,488
5,633	EMC Corp.*	89,565
310	EMS Technologies, Inc.*	5,809
8,831	Entegris, Inc.*	35,324
3,617	Exar Corp.*	27,164
1,104	Fair Isaac Corp.	24,619
1,893	Gartner, Inc.*	31,537
867	Google, Inc., Class A*	400,268
6,808	Hewlett-Packard Co.	305,611
1,741	Informatica Corp.*	31,216
3,669	International Business Machines Corp.	433,125
2,858	IXYS Corp.	19,434
1,723	Jack Henry & Associates, Inc.	40,163
752	ManTech International Corp., Class A*	39,736
791	MasterCard, Inc., Class A	160,280
1,571	Microsemi Corp.*	22,167
25,028	Microsoft Corp.	616,941
3,702	ModusLink Global Solutions, Inc.*	26,580
3,465	MSC.Software Corp.*	26,265
153	Nintendo Co. Ltd. (Japan)	41,497
6,596	Nokia Oyj (Finland)	91,816
1,570	Omniture Inc.*	22,467
14,166	Oracle Corp.	309,810
3,178	Palm, Inc.*	42,363
2,361	Parametric Technology Corp.*	31,401
1,028	Paychex, Inc.	29,082
2,369	Perot Systems Corp., Class A*	39,444
1,621	Polycom, Inc.*	38,239
1,891	Quest Software, Inc.*	31,183
2,527	Rackspace Hosting, Inc.*	32,699
1,388	Riverbed Technology, Inc.*	26,761
295	Rogers Corp.*	7,700
1,396	SAP AG (Germany)	68,233
3,020	Skyworks Solutions, Inc.*	35,183
626	Smith Micro Software, Inc.*	7,230
1,384	Solera Holdings, Inc.	36,455
1,094	SRA International, Inc., Class A*	21,738
1,390	Starent Networks Corp.*	28,134
4,371	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	41,921
3,398	TIBCO Software, Inc.*	30,140
5,296	Visa, Inc., Class A	376,546
859	VistaPrint NV (Netherlands)*	35,597
3,969	Yahoo!, Inc.*	57,987

		5,160,929

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS—3.4%
396	Air Liquide SA (France)	$42,308
637	AMCOL International Corp.	14,103
2,666	American Vanguard Corp.	23,354
2,341	Anglo American PLC (United Kingdom)	77,108
1,324	ArcelorMittal (Luxembourg)	47,443
1,374	BASF AG (Germany)	71,752
5,236	BHP Billiton Ltd. (Australia)	162,444
3,414	BHP Billiton PLC (United Kingdom)	90,585
3,094	Dow Chemical (The) Co.	65,871
2,448	E.I. du Pont de Nemours & Co.	78,165
281	NewMarket Corp.	23,357
1,380	Newmont Mining Corp.	55,462
863	Praxair, Inc.	66,123
2,002	Rio Tinto PLC (United Kingdom)	78,750
773	Rock-Tenn Co., Class A	39,647
1,402	Rockwood Holdings, Inc.*	28,559
962	Sensient Technologies Corp.	25,079
888	Shin-Etsu Chemical Co. Ltd. (Japan)	52,649
780	Silgan Holdings, Inc.	37,924
162	Syngenta AG (Switzerland)	38,168
357	Vulcan Materials Co.	17,864
1,356	Westlake Chemical Corp.	32,598
603	Weyerhaeuser Co.	22,546

		1,191,859

	TELECOMMUNICATION SERVICES—3.6%
17,896	AT&T, Inc.	466,191
4,385	Deutsche Telekom AG (Germany)	58,365
3,078	France Telecom SA (France)	78,359
2,663	Koninklijke (Royal) KPN NV (Netherlands)	40,929
24	NTT DoCoMo, Inc. (Japan)	37,074
6,248	Telefonica SA (Spain)	157,715
8,496	Verizon Communications, Inc.	263,716
84,611	Vodafone Group PLC (United Kingdom)	183,130

		1,285,479

	UTILITIES—3.3%
1,708	Consolidated Edison, Inc.	68,645
3,048	E.ON AG (Germany)	129,078
8,616	Enel S.p.A (Italy)	50,818
845	EQT Corp.	33,521
4,109	Exelon Corp.	205,531
2,560	FPL Group, Inc.	143,821
1,894	GDF Suez (France)	79,882
6,137	Iberdrola SA (Spain)	56,893
856	New Jersey Resources Corp.	31,458
941	Nicor, Inc.	34,083
1,559	Piedmont Natural Gas Co., Inc.	37,447
756	RWE AG (Germany)	70,084
4,867	Southern Co.	151,850
1,888	Tokyo Electric Power (The) Co., Inc. (Japan)	49,355

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
1,053	WGL Holdings, Inc.	$34,749

		1,177,215

	Total Common Stocks
	(Cost $32,628,561)	29,745,581

	RIGHTS—0.0% (a)
	FINANCIALS—0.0% (a)
3,513	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

Principal Amount		Value
	CORPORATE BONDS—8.1%
	CONSUMER DISCRETIONARY—0.5%
$19,000	CBS Corp.
	7.875%, 7/30/30	17,205
26,000	Comcast Corp.
	6.45%, 3/15/37	27,827
31,000	Home Depot (The), Inc.
	5.40%, 3/01/16	32,114
31,000	News America, Inc.
	6.20%, 12/15/34	30,179
24,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	25,336
25,000	Time Warner, Inc.
	7.70%, 5/01/32	27,799
19,000	Viacom, Inc.
	6.25%, 4/30/16	20,412

		180,872

	CONSUMER STAPLES—1.5%
31,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	41,164
38,000	Kraft Foods
	6.50%, 8/11/17	42,573
353,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	379,909
	Wal-Mart Stores, Inc.
7,000	4.55%, 5/01/13	7,483
51,000	6.50%, 8/15/37	59,003

		530,132

	ENERGY—0.4%
33,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	34,367

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$25,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	$26,226
47,000	ConocoPhillips
	5.90%, 10/15/32	50,370
18,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	19,060

		130,023

	FINANCIALS—2.8%
43,000	Allstate (The) Corp.
	5.55%, 5/09/35	41,483
138,000	American Express Co.
	6.80%, 9/01/66 (b)	109,710
38,000	Bear Stearns & Co.
	7.25%, 2/01/18	43,403
19,000	Capital One Financial Corp.
	6.15%, 9/01/16	17,491
120,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	135,772
33,000	Deutsche Bank AG London (Germany)
	6.00%, 9/01/17	35,186
48,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	47,751
18,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	18,771
85,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	85,367
200,000	HSBC Holdings PLC (United Kingdom)
	6.50%, 9/15/37	207,517
24,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	24,703
13,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	11,507
13,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	9,206
170,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (b)	145,176
33,000	Unilever Capital Corp.
	5.90%, 11/15/32	36,047
18,000	Wells Fargo & Co.
	5.00%, 11/15/14	18,513

		987,603

	HEALTH CARE—1.5%
18,000	Abbott Laboratories
	5.875%, 5/15/16	20,080
19,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	20,369
53,000	AstraZeneca PLC (United Kingdom)
	6.45%, 9/15/37	62,550

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$34,000	Bristol-Myers Squibb Co
	5.875%, 11/15/36	$37,397
368,000	Eli Lilly & Co.
	5.55%, 3/15/37	388,944
18,000	WellPoint, Inc.
	5.25%, 1/15/16	18,253

		547,593

	INDUSTRIALS—0.1%
16,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	17,700
37,000	CSX Corp.
	6.00%, 10/01/36	36,294

		53,994

	INFORMATION TECHNOLOGY—0.1%
33,000	Oracle Corp.
	5.25%, 1/15/16	35,550

	MATERIALS—0.3%
41,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	43,437
16,000	CRH America, Inc.
	6.00%, 9/30/16	15,728
15,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	15,093
29,000	Weyerhaeuser Co.
	7.375%, 3/15/32	24,457

		98,715

	TELECOMMUNICATION SERVICES—0.6%
54,000	BellSouth Corp.
	6.00%, 11/15/34	55,714
14,000	Embarq Corp.
	7.082%, 6/01/16	14,967
101,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	121,930
13,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	13,729

		206,340

	UTILITIES—0.3%
28,000	Constellation Energy Group
	4.55%, 6/15/15	26,609
18,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	18,961
28,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	29,781

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$36,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	$39,371

		114,722

	Total Corporate Bonds
	(Amortized Cost $2,699,606)	2,885,544

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—7.1%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.2%
55,000	6.25%, 7/15/32	66,397

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.1%
228,000	5.00%, 4/15/15	252,153
144,000	5.00%, 5/11/17	157,985

		410,138

	UNITED STATES TREASURY BONDS/NOTES—5.8%
400	3.50%, 2/15/10	406
10,300	4.75%, 2/15/10	10,512
577,400	1.75%, 11/15/11	585,475
614,500	4.75%, 5/15/14	683,007
330,600	7.50%, 11/15/16	423,969
153,400	8.125%, 8/15/19	211,884
92,900	7.625%, 2/15/25	131,178

		2,046,431

	Total United States Government & Agencies Obligations
	(Amortized Cost $2,462,950)	2,522,966

	SOVEREIGN BONDS—0.6%
31,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	40,694
67,000	Republic of Brazil (Brazil)
	7.125%, 1/20/37	74,369
25,000	Republic of Italy (Italy)
	5.25%, 9/20/16	26,728
56,000	United Mexican States (Mexico)
	5.625%, 1/15/17	56,980

	Total Sovereign Bonds
	(Amortized Cost $198,480)	198,771

	Total Investments—99.6%
	(Amortized Cost $37,989,597) (c)	$35,352,862
	Other assets less liabilities—0.4%	158,052

	Net Assets—100.0%	$35,510,914

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Concluded)
Aug 31, 2009 (Unaudited)

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Less than 0.1%.
(b) Variable Rate Coupon. Stated interest rate was in effect at August 31, 2009.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2009, net unrealized depreciation was $2,636,735 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,170,477 and aggregate gross unrealized depreciation of $3,807,212.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$29,745,581	$-	$-
Corporate Bonds	-	2,885,544	-
United States Government & Agencies Obligations	-	2,522,966	-
Sovereign Bonds	-	198,771	-
Money Market Fund	-	-	-

Total Investments	$29,745,581	$5,607,281	$-

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF AUGUST 31, 2009

	Value	% of Net Assets
United States	$26,410,674	74.4%
United Kingdom	2,418,237	6.8
Japan	1,013,876	2.8
France	953,962	2.7
Germany	906,964	2.5
Switzerland	902,336	2.5
Australia	519,563	1.5
Spain	491,658	1.4
Italy	356,880	1.0
Netherlands Antilles	190,237	0.5
Netherlands	182,001	0.5
Sweden	133,012	0.4
Ireland	125,334	0.4
Bermuda	124,249	0.4
Finland	91,816	0.3
Brazil	74,369	0.2
Canada	66,919	0.2
Denmark	64,945	0.2
Mexico	56,980	0.2
Luxembourg	47,443	0.1
Norway	45,070	0.1
Cayman Islands	44,657	0.1
Belgium	42,784	0.1
Greece	41,886	0.1
Marshall Islands	23,588	0.1
Hong Kong	23,422	0.1

Total Investments	35,352,862	99.6
Other assets less liabilities	158,052	0.4

Net Assets	$35,510,914	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—95.0%
	CONSUMER DISCRETIONARY—8.4%
1,215	Amazon.com, Inc.*	$98,646
1,143	Ameristar Casinos, Inc.	18,985
200	AutoZone, Inc.*	29,450
1,023	Bally Technologies, Inc.*	41,360
610	Bob Evans Farms, Inc.	16,391
3,494	Brown Shoe Co., Inc.	26,205
961	Buckle (The), Inc.	25,418
428	California Pizza Kitchen, Inc.*	6,018
1,193	Carter’s, Inc.*	30,016
2,308	Cinemark Holdings, Inc.	23,172
1,300	Collective Brands, Inc.*	20,592
653	Columbia Sportswear Co.	25,669
8,228	Comcast Corp., Class A	126,053
934	Cooper Tire & Rubber Co.	13,338
1,994	Corinthian Colleges, Inc.*	38,225
1,256	Daimler AG (Germany)	56,831
2,825	DIRECTV Group (The), Inc.*	69,947
1,238	Dress Barn, Inc.*	20,093
5,015	Eastman Kodak Co.	26,680
2,098	Ethan Allen Interiors, Inc.	32,603
8,013	Ford Motor Co.*	60,899
1,372	Fossil, Inc.*	34,821
746	Hennes & Mauritz AB, B Shares (Sweden)	41,447
4,773	Home Depot (The), Inc.	130,254
2,755	HONDA MOTOR Co. Ltd. (Japan)	87,166
1,370	Iconix Brand Group, Inc.*	23,537
1,262	J. Crew Group, Inc.*	43,022
1,135	Jack in the Box, Inc.*	23,143
3,198	Knology, Inc.*	23,154
1,770	Las Vegas Sands Corp.*	25,240
768	Life Time Fitness, Inc.*	23,900
393	LVMH Moet Hennessy Louis Vuitton SA (France)	37,611
2,182	Marcus Corp.	27,319
3,125	McDonald’s Corp.	175,749
1,054	Men’s Wearhouse (The), Inc.	27,404
5,183	News Corp., Class A	55,562
3,606	Nissan Motor Co. Ltd. (Japan)	25,267
854	Omnicom Group, Inc.	31,017
3,077	Panasonic Corp. (Japan)	49,423
1,282	Rent-A-Center, Inc.*	25,294
359	Sherwin-Williams (The) Co.	21,612
1,677	Sony Corp. (Japan)	45,466
847	Spartan Motors, Inc.	4,599
5,917	Talbots (The), Inc.	35,265
2,124	Target Corp.	99,828
3,261	Time Warner, Inc.	91,015
4,572	Toyota Motor Corp. (Japan)	196,650
675	Tractor Supply Co.*	31,766
1,182	Tupperware Brands Corp.	43,722
693	Vail Resorts, Inc.*	22,952
1,959	Vivendi (France)	55,860
1,958	Volcom, Inc.*	27,745
115	Volkswagen AG (Germany)	22,287
5,013	Walt Disney (The) Co.	130,538

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
886	Warnaco Group (The), Inc.*	$33,712

		2,579,938

	CONSUMER STAPLES—9.2%
967	Anheuser-Busch Inbev NV (Belgium)	41,790
3,174	B&G Foods, Inc., Class A	28,947
820	Boston Beer (The) Co., Inc., Class A*	32,595
2,693	British American Tobacco PLC (United Kingdom)	82,251
977	Campbell Soup Co.	30,639
967	Carrefour SA (France)	45,579
969	Casey’s General Stores, Inc.	26,890
6,230	Coca-Cola (The) Co.	303,837
4,077	CVS Caremark Corp.	152,969
3,565	Diageo PLC (United Kingdom)	55,430
1,256	Fresh Del Monte Produce, Inc. (Cayman Islands)*	28,762
1,492	Imperial Tobacco Group PLC (United Kingdom)	42,068
3,772	Kraft Foods, Inc., Class A	106,936
555	Lancaster Colony Corp.	27,894
491	Molson Coors Brewing Co., Class B	23,264
5,340	Nestle SA (Switzerland)	222,220
5,615	Philip Morris International, Inc.	256,662
4,076	Prestige Brands Holdings, Inc.*	30,203
7,600	Procter & Gamble (The) Co.	411,236
881	Reckitt Benckiser Group PLC (United Kingdom)	40,965
994	Ruddick Corp.	26,401
1,210	Safeway, Inc.	23,051
11,559	Tesco PLC (United Kingdom)	70,815
1,101	Tootsie Roll Industries, Inc.	26,039
2,426	Unilever NV (Netherlands)	67,870
1,898	Unilever PLC (United Kingdom)	51,968
11,111	Wal-Mart Stores, Inc.	565,216
497	Weis Markets, Inc.	15,511

		2,838,008

	ENERGY—11.1%
826	Arena Resources, Inc.*	25,259
3,806	ATP Oil & Gas Corp.*	42,437
921	Berry Petroleum Co., Class A	20,787
5,419	BG Group PLC (United Kingdom)	89,820
926	Bill Barrett Corp.*	27,076
30,009	BP PLC (United Kingdom)	260,195
1,869	Cal Dive International, Inc.*	19,494
5,827	Chevron Corp.	407,540
4,157	ConocoPhillips	187,190
767	Dril-Quip, Inc.*	32,720
4,082	ENI S.p.A (Italy)	96,889
14,116	Exxon Mobil Corp.	976,122
2,891	General Maritime Corp. (Marshall Islands)	22,983
770	Goodrich Petroleum Corp.*	18,434
11,029	ION Geophysical Corp.*	28,124
2,425	Matrix Service Co.*	26,724
529	Murphy Oil Corp.	30,153
855	Nordic American Tanker Shipping Ltd. (Bermuda)	25,453

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
2,227	Occidental Petroleum Corp.	$162,794
706	Peabody Energy Corp.	23,072
1,168	Repsol YPF SA (Spain)	28,997
5,715	Royal Dutch Shell PLC, Class A (United Kingdom)	159,368
4,395	Royal Dutch Shell PLC, Class B (United Kingdom)	119,908
1,892	RPC, Inc.	17,293
3,303	Schlumberger Ltd. (Netherlands Antilles)	185,629
2,105	Southwestern Energy Co.*	77,590
1,983	StatoilHydro ASA (Norway)	43,301
3,472	Total SA (France)	199,150
795	Woodside Petroleum Ltd. (Australia)	32,841
626	World Fuel Services Corp.	28,132

		3,415,475

	FINANCIALS—18.7%
2,957	Aflac, Inc.	120,113
103	Alexander’s, Inc. REIT	29,180
706	Allianz SE (Germany)	81,680
998	American Campus Communities, Inc. REIT	25,958
3,204	Annaly Capital Management, Inc. REIT	55,557
1,812	Assicurazioni Generali S.p.A (Italy)	45,167
2,833	Australia & New Zealand Banking Group Ltd. (Australia)	50,848
2,343	AXA (France)	53,394
4,791	Banco Bilbao Vizcaya Argentaria SA (Spain)	85,185
10,163	Banco Santander SA (Spain)	156,564
22,392	Bank of America Corp.	393,876
7,331	Bank of New York Mellon (The) Corp.	217,071
11,769	Barclays PLC (United Kingdom)	72,936
4,014	BB&T Corp.	112,151
1,249	BNP Paribas (France)	100,677
4,712	Boston Private Financial Holdings, Inc.	23,654
2,345	Capital One Financial Corp.	87,445
7,214	Charles Schwab (The) Corp.	130,285
1,956	Commonwealth Bank of Australia (Australia)	75,854
1,595	Credit Suisse Group (Switzerland)	81,421
993	Delphi Financial Group, Inc., Class A	23,206
801	Deutsche Bank AG (Germany)	54,428
2,591	Dime Community Bancshares, Inc.	29,019
1,914	Encore Capital Group, Inc.*	28,519
502	Equity Lifestyle Properties, Inc. REIT	20,206
1,652	Equity One, Inc. REIT	26,019
418	First Financial Bankshares, Inc.	20,833
1,582	FirstMerit Corp.	28,429
1,426	Franklin Resources, Inc.	133,089
597	GAMCO Investors, Inc., Class A	26,943
1,331	Goldman Sachs Group (The), Inc.	220,227
1,435	Highwoods Properties, Inc. REIT	42,146
26,352	HSBC Holdings PLC (United Kingdom)	288,657
12,689	Intesa Sanpaolo S.p.A (Italy)	55,038
1,101	IPC Holdings Ltd. (Bermuda)	35,694
10,520	JPMorgan Chase & Co.	457,200
928	Kansas City Life Insurance Co.	33,176
754	KBW, Inc.*	21,579
1,847	Knight Capital Group, Inc., Class A*	37,162

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,386	MarketAxess Holdings, Inc.*	$26,461
4,538	MFA Financial, Inc. REIT	35,941
566	Mid-America Apartment Communities, Inc. REIT	24,779
18,194	Mitsubishi UFJ Financial Group, Inc. (Japan)	116,501
1,632	Montpelier Re Holdings Ltd. (Bermuda)	26,259
1,325	Moody’s Corp.	36,093
3,921	Morgan Stanley	113,552
327	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	48,817
2,658	National Australia Bank Ltd. (Australia)	63,819
6,553	National Bank of Greece SA ADR (Greece)*	41,874
3,697	National Financial Partners Corp.	29,021
1,609	National Retail Properties, Inc. REIT	33,017
2,115	NewAlliance Bancshares, Inc.	24,872
4,589	Nordea Bank AB (Sweden)	48,148
1,343	Northern Trust Corp.	78,512
1,638	Omega Healthcare Investors, Inc. REIT	27,699
1,189	optionsXpress Holdings, Inc.	19,785
946	Platinum Underwriters Holdings Ltd. (Bermuda)	34,293
770	Potlatch Corp. REIT	22,407
654	ProAssurance Corp.*	34,335
4,261	Progressive (The) Corp.	70,392
920	Prosperity Bancshares, Inc.	31,768
465	Renasant Corp.	7,077
1,238	Riskmetrics Group, Inc.*	19,263
1,057	SCBT Financial Corp.	27,112
1,589	Simon Property Group, Inc. REIT	101,092
718	Societe Generale (France)	57,917
2,896	Standard Chartered PLC (United Kingdom)	65,890
537	Stifel Financial Corp.*	30,233
953	Sumitomo Mitsui Financial Group, Inc. (Japan)	41,196
641	Tanger Factory Outlet Centers, Inc. REIT	24,114
795	Tower Group, Inc.	19,072
5,020	UBS AG (Switzerland)*	92,815
749	UMB Financial Corp.	29,982
21,244	UniCredito Italiano S.p.A (Italy)	77,054
1,126	Washington Real Estate Investment Trust REIT	30,357
12,968	Wells Fargo & Co.	356,879
618	Westamerica Bancorp.	31,784
3,988	Westpac Banking Corp. (Australia)	81,934
623	Westwood Holdings Group, Inc.	23,998
231	Zurich Financial Services AG (Switzerland)	50,862

		5,737,562

	HEALTH CARE—9.7%
4,677	Abbott Laboratories	211,541
530	Amedisys, Inc.*	23,606
1,043	AMERIGROUP Corp.*	24,667
622	AmSurg Corp.*	12,627
2,053	AstraZeneca PLC (United Kingdom)	95,026
1,284	Bayer AG (Germany)	78,919
4,158	Boston Scientific Corp.*	48,857
3,650	Bruker Corp.*	37,048
889	Catalyst Health Solutions, Inc.*	25,390

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
919	Centene Corp.*	$15,908
798	Emergency Medical Services Corp., Class A*	36,189
4,389	eResearch Technology, Inc.*	27,607
853	Forest Laboratories, Inc.*	24,967
765	Genzyme Corp.*	42,618
7,208	GlaxoSmithKline PLC (United Kingdom)	141,324
524	Haemonetics Corp.*	27,583
1,187	Inspire Pharmaceuticals, Inc.*	7,086
2,093	Isis Pharmaceuticals, Inc.*	33,781
7,501	Johnson & Johnson	453,359
730	Magellan Health Services, Inc.*	23,426
640	Martek Biosciences Corp.*	15,712
1,254	Medicis Pharmaceutical Corp., Class A	23,161
3,530	Novartis AG (Switzerland)	163,933
668	Novo Nordisk A/S, B Shares (Denmark)	40,761
812	NuVasive, Inc.*	32,537
1,178	Onyx Pharmaceuticals, Inc.*	37,778
846	Owens & Minor, Inc.	37,436
19,076	Pfizer, Inc.	318,569
459	Pharmasset Inc.*	8,473
1,090	Psychiatric Solutions, Inc.*	29,201
620	Quality Systems, Inc.	33,381
1,687	Regeneron Pharmaceuticals, Inc.*	38,346
1,053	Roche Holding AG (Switzerland)	167,687
1,689	Sanofi-Aventis SA (France)	114,694
3,418	SIGA Technologies, Inc.*	25,020
1,047	Sirona Dental Systems, Inc.*	27,683
1,169	STERIS Corp.	33,924
1,392	Takeda Pharmaceutical Co. Ltd. (Japan)	56,271
1,209	Thoratec Corp.*	31,724
3,316	UnitedHealth Group, Inc.	92,848
549	Vanda Pharmaceuticals, Inc.*	7,499
872	WellCare Health Plans, Inc.*	21,163
3,669	Wyeth	175,562
611	Zimmer Holdings, Inc.*	28,931
1,360	Zymogenetics, Inc.*	7,997

		2,961,820

	INDUSTRIALS—9.8%
557	A.O. Smith Corp.	21,194
3,512	ABB Ltd. (Switzerland)	67,525
5,459	BAE Systems PLC (United Kingdom)	27,777
925	Baldor Electric Co.	25,965
2,084	Burlington Northern Santa Fe Corp.	173,013
1,065	C.H. Robinson Worldwide, Inc.	59,917
1,644	Caterpillar, Inc.	74,490
1,010	CLARCOR, Inc.	32,381
984	CRA International, Inc.*	27,483
902	Curtiss-Wright Corp.	29,378
1,571	Dollar Thrifty Automotive Group, Inc.*	31,169
600	East Japan Railway Co. (Japan)	39,325
467	Eaton Corp.	25,195
1,369	EMCOR Group, Inc.*	31,720
2,065	Emerson Electric Co.	76,137

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
300	Fanuc Ltd. (Japan)	$24,546
1,225	First Advantage Corp., Class A*	21,474
257	First Solar, Inc.*	31,246
1,106	General Dynamics Corp.	65,464
28,256	General Electric Co.	392,757
1,030	Geo Group (The), Inc.*	18,870
2,358	GrafTech International Ltd.*	33,554
795	Granite Construction, Inc.	25,520
1,223	Griffon Corp.*	12,927
3,866	Hawaiian Holdings, Inc.*	28,299
1,865	Heartland Express, Inc.	26,408
509	Heico Corp.	18,864
1,480	Heidrick & Struggles International, Inc.	31,110
4,000	Hutchison Whampoa Ltd. (Hong Kong)	28,127
5,337	JetBlue Airways Corp.*	31,008
740	Kforce, Inc.*	8,288
1,727	Knight Transportation, Inc.	28,478
1,548	Koninklijke (Royal) Philips Electronics NV (Netherlands)	35,010
784	L.B. Foster Co., Class A*	23,379
1,109	Lockheed Martin Corp.	83,152
2,242	Mitsubishi Corp. (Japan)	45,558
3,152	Mitsui & Co. Ltd. (Japan)	41,182
1,052	PACCAR, Inc.	38,051
630	Regal-Beloit Corp.	28,640
1,003	Republic Services, Inc.	25,687
2,029	Rollins, Inc.	36,218
387	Schneider Electric SA (France)	35,710
24	Seaboard Corp.	26,496
1,377	Siemens AG (Germany)	119,453
1,215	Tetra Tech, Inc.*	35,891
2,896	Union Pacific Corp.	173,209
6,056	United Parcel Service, Inc., Class B	323,753
2,575	United Technologies Corp.	152,851
316	Vestas Wind Systems A/S (Denmark)*	22,694
3,595	Vicor Corp.	26,423
662	Vinci SA (France)	35,554
1,407	Waste Management, Inc.	42,112
642	Watsco, Inc.	33,917
874	Watson Wyatt Worldwide, Inc., Class A	38,194

		2,992,743

	INFORMATION TECHNOLOGY—16.5%
9,083	3Com Corp.*	39,511
3,715	Accenture PLC, Class A (Ireland)	122,595
721	Anixter International, Inc.*	25,293
2,509	Apple, Inc.*	422,039
2,509	Arris Group, Inc.*	33,269
1,259	Benchmark Electronics, Inc.*	20,648
591	CACI International, Inc., Class A*	27,162
1,693	CANON, Inc. (Japan)	65,154
713	Cass Information Systems, Inc.	22,260
15,128	Cisco Systems, Inc.*	326,765
417	Computer Sciences Corp.*	20,370
971	Concur Technologies, Inc.*	34,335

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
4,329	Corning, Inc.	$65,281
3,445	Daktronics, Inc.	27,801
738	Digital River, Inc.*	26,066
175	Ebix, Inc.*	8,638
2,099	Electro Scientific Industries, Inc.*	25,776
5,499	EMC Corp.*	87,434
301	EMS Technologies, Inc.*	5,641
8,594	Entegris, Inc.*	34,376
3,524	Exar Corp.*	26,465
1,072	Fair Isaac Corp.	23,906
1,841	Gartner, Inc.*	30,671
857	Google, Inc., Class A*	395,651
6,644	Hewlett-Packard Co.	298,249
1,708	Informatica Corp.*	30,624
3,586	International Business Machines Corp.	423,327
2,784	IXYS Corp.	18,931
1,685	Jack Henry & Associates, Inc.	39,277
734	ManTech International Corp., Class A*	38,785
772	MasterCard, Inc., Class A	156,430
1,526	Microsemi Corp.*	21,532
24,447	Microsoft Corp.	602,620
3,602	ModusLink Global Solutions, Inc.*	25,862
3,371	MSC.Software Corp.*	25,552
154	Nintendo Co. Ltd. (Japan)	41,768
6,475	Nokia Oyj (Finland)	90,132
1,525	Omniture Inc.*	21,823
14,049	Oracle Corp.	307,252
3,106	Palm, Inc.*	41,403
2,297	Parametric Technology Corp.*	30,550
1,011	Paychex, Inc.	28,601
2,311	Perot Systems Corp., Class A*	38,478
1,581	Polycom, Inc.*	37,296
1,844	Quest Software, Inc.*	30,408
2,465	Rackspace Hosting, Inc.*	31,897
1,359	Riverbed Technology, Inc.*	26,202
283	Rogers Corp.*	7,386
1,365	SAP AG (Germany)	66,718
2,947	Skyworks Solutions, Inc.*	34,333
613	Smith Micro Software, Inc.*	7,080
1,351	Solera Holdings, Inc.	35,585
1,065	SRA International, Inc., Class A*	21,162
1,364	Starent Networks Corp.*	27,607
4,251	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	40,770
3,311	TIBCO Software, Inc.*	29,369
5,171	Visa, Inc., Class A	367,658
843	VistaPrint NV (Netherlands)*	34,934
3,865	Yahoo!, Inc.*	56,468

		5,053,176

	MATERIALS—3.7%
385	Air Liquide SA (France)	41,133
623	AMCOL International Corp.	13,793
2,607	American Vanguard Corp.	22,837
1,922	Anglo American PLC (United Kingdom)	63,307

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,290	ArcelorMittal (Luxembourg)	$46,225
1,338	BASF AG (Germany)	69,872
5,102	BHP Billiton Ltd. (Australia)	158,286
3,331	BHP Billiton PLC (United Kingdom)	88,383
3,017	Dow Chemical (The) Co.	64,232
2,392	E.I. du Pont de Nemours & Co.	76,377
275	NewMarket Corp.	22,858
1,350	Newmont Mining Corp.	54,257
845	Praxair, Inc.	64,744
1,955	Rio Tinto PLC (United Kingdom)	76,900
758	Rock-Tenn Co., Class A	38,878
1,366	Rockwood Holdings, Inc.*	27,825
940	Sensient Technologies Corp.	24,506
700	Shin-Etsu Chemical Co. Ltd. (Japan)	41,503
765	Silgan Holdings, Inc.	37,194
159	Syngenta AG (Switzerland)	37,461
349	Vulcan Materials Co.	17,464
1,328	Westlake Chemical Corp.	31,925
588	Weyerhaeuser Co.	21,985

		1,141,945

	TELECOMMUNICATION SERVICES—4.1%
17,440	AT&T, Inc.	454,312
4,287	Deutsche Telekom AG (Germany)	57,060
3,009	France Telecom SA (France)	76,602
2,612	Koninklijke (Royal) KPN NV (Netherlands)	40,145
25	NTT DoCoMo, Inc. (Japan)	38,619
6,102	Telefonica SA (Spain)	154,030
8,304	Verizon Communications, Inc.	257,756
82,200	Vodafone Group PLC (United Kingdom)	177,912

		1,256,436

	UTILITIES—3.8%
1,666	Consolidated Edison, Inc.	66,957
3,238	E.ON AG (Germany)	137,124
8,396	Enel S.p.A (Italy)	49,520
820	EQT Corp.	32,529
4,105	Exelon Corp.	205,331
2,502	FPL Group, Inc.	140,562
1,845	GDF Suez (France)	77,815
5,994	Iberdrola SA (Spain)	55,567
844	New Jersey Resources Corp.	31,017
919	Nicor, Inc.	33,286
1,528	Piedmont Natural Gas Co., Inc.	36,703
737	RWE AG (Germany)	68,323
4,754	Southern Co.	148,325
1,900	Tokyo Electric Power (The) Co., Inc. (Japan)	49,669
1,029	WGL Holdings, Inc.	33,957

		1,166,685

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	Total Common Stocks
	(Cost $32,726,764)	$29,143,788

	RIGHTS—0.0% (a)
	FINANCIALS—0.0% (a)
3,912	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

Principal Amount		Value
	CORPORATE BONDS—2.3%
	CONSUMER DISCRETIONARY—0.3%
$5,000	CBS Corp.
	7.875%, 7/30/30	4,528
44,000	Comcast Corp.
	6.45%, 3/15/37	47,090
3,000	Home Depot (The), Inc.
	5.40%, 3/01/16	3,108
41,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	43,282
5,000	Time Warner, Inc.
	7.70%, 5/01/32	5,560
6,000	Viacom, Inc.
	6.25%, 4/30/16	6,446

		110,014

	CONSUMER STAPLES—0.1%
18,000	CVS Caremark Corp.
	6.302%, 6/01/37 (b)	14,228
4,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	4,856

		19,084

	ENERGY—0.1%
2,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	2,083
2,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	2,098
28,000	ConocoPhillips
	5.90%, 10/15/32	30,007
2,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	2,118

		36,306

	FINANCIALS—1.0%
5,000	Allstate (The) Corp.
	5.55%, 5/09/35	4,824

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$47,000	American Express Co.
	6.80%, 9/01/66 (b)	$37,365
8,000	Capital One Financial Corp.
	6.15%, 9/01/16	7,365
28,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	31,680
7,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	6,964
2,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	2,086
69,000	Goldman Sachs Group (The), Inc.
	6.75%, 10/01/37	69,298
48,000	HSBC Holdings PLC (United Kingdom)
	6.50%, 9/15/37	49,803
9,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	9,667
4,000	Merrill Lynch & Co., Inc.
	6.875%, 4/25/18	4,091
3,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	2,656
2,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	1,416
46,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37 (b)	39,283
35,000	Unilever Capital Corp.
	5.90%, 11/15/32	38,232
2,000	Wells Fargo & Co.
	5.00%, 11/15/14	2,057

		306,787

	HEALTH CARE—0.1%
22,000	Abbott Laboratories
	5.875%, 5/15/16	24,542
2,000	WellPoint, Inc.
	5.25%, 1/15/16	2,028

		26,570

	INDUSTRIALS—0.1%
33,000	CSX Corp.
	6.00%, 10/01/36	32,371

	MATERIALS—0.1%
9,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	9,535
6,000	CRH America, Inc.
	6.00%, 9/30/16	5,898
6,000	Weyerhaeuser Co.
	7.375%, 3/15/32	5,060

		20,493

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES—0.3%
$36,000	BellSouth Corp.
	6.00%, 11/15/34	$37,142
6,000	Embarq Corp.
	7.082%, 6/01/16	6,415
27,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	32,595
3,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	3,168

		79,320

	UTILITIES—0.2%
2,000	Constellation Energy Group
	4.55%, 6/15/15	1,901
2,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	2,107
33,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	35,098
28,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	30,622

		69,728

	Total Corporate Bonds
	(Amortized Cost $670,267)	700,673

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—2.1%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.0% (a)
3,000	6.25%, 7/15/32	3,622

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.2%
56,000	5.00%, 4/15/15	61,932

	UNITED STATE TREASURY BONDS/NOTES—1.9%
1,100	3.50%, 2/15/10	1,116
8,000	4.75%, 2/15/10	8,164
54,400	4.50%, 5/15/10	56,004
50,200	4.875%, 4/30/11	53,596
72,300	4.75%, 5/15/14	80,360
90,000	3.25%, 7/31/16	91,406
65,600	8.125%, 8/15/19	90,611
44,600	7.625%, 2/15/25	62,977
28,600	6.25%, 5/15/30	36,930
54,200	5.00%, 5/15/37	61,526
44,400	4.375%, 2/15/38	45,808

		588,498

	Total United States Government & Agencies Obligations
	(Amortized Cost $643,362)	654,052

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	SOVEREIGN BONDS—0.1%
$7,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	$9,189
15,000	Republic of Brazil (Brazil)
	7.125%, 1/20/37	16,650

	Total Sovereign Bonds
	(Amortized Cost $25,747)	25,839

	Total Investments—99.5%
	(Amortized Cost $34,066,140) (c)	$30,524,352
	Cash Equivalents—0.0% (a)(d)	17,128
	Other assets less liabilities—0.5%	147,029

	Net Assets—100.0%	$30,688,509

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Less than 0.1%
(b) Variable Rate Coupon. Stated interest rate was in effect at August 31, 2009.
(c)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2009, net unrealized depreciation was $3,541,788 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $972,675 and aggregate gross unrealized depreciation of $4,514,463.

(d) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.26% at August 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Investments	Level 1	Level 2	Level 3

Common Stocks	$29,143,788	$-	$-
Corporate Bonds	-	700,673	-
United States Government & Agencies Obligations	-	654,052	-
Sovereign Bonds	-	25,839	-
Money Market Fund	-	17,128	-

Total Investments	$29,143,788	$1,397,692	$-

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF AUGUST 31, 2009 (Unaudited)

	Value	% of Net Assets
United States	$22,255,801	72.5%
United Kingdom	2,126,526	6.9
Japan	1,005,264	3.3
France	931,697	3.0
Switzerland	883,924	2.9
Germany	871,179	2.8
Spain	480,343	1.6
Australia	473,117	1.6
Italy	323,668	1.1
Netherlands Antilles	185,629	0.6
Netherlands	177,959	0.6
Sweden	130,365	0.4
Ireland	122,595	0.4
Bermuda	121,699	0.4
Finland	90,132	0.3
Denmark	63,455	0.2
Luxembourg	46,225	0.2
Norway	43,301	0.1
Greece	41,874	0.1
Belgium	41,790	0.1
Cayman Islands	28,762	0.1
Hong Kong	28,127	0.1
Marshall Islands	22,983	0.1
Brazil	16,650	0.1
Canada	11,287	0.0

Total Investments	30,524,352	99.5
Cash Equivalents	17,128	0.0
Other assets less liabilities	147,029	0.5

Net Assets	$30,688,509	100.0%

SCHEDULE OF INVESTMENTS
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS—19.8%
	CONSUMER DISCRETIONARY—1.7%
220	Amazon.com, Inc.*	$17,862
33	AutoZone, Inc.*	4,859
215	Bally Technologies, Inc.*	8,692
717	Brown Shoe Co., Inc.	5,378
205	Buckle (The), Inc.	5,422
254	Carter’s, Inc.*	6,391
469	Cinemark Holdings, Inc.	4,709
1,454	Comcast Corp., Class A	22,275
427	Corinthian Colleges, Inc.*	8,186
218	Daimler AG (Germany)	9,864
481	DIRECTV Group (The), Inc.*	11,910
474	Ethan Allen Interiors, Inc.	7,366
1,582	Ford Motor Co.*	12,023
298	Fossil, Inc.*	7,563
129	Hennes & Mauritz AB, B Shares (Sweden)	7,167
851	Home Depot (The), Inc.	23,224
532	HONDA MOTOR Co. Ltd. (Japan)	16,832
262	J. Crew Group, Inc.*	8,932
251	Jack in the Box, Inc.*	5,118
653	Knology, Inc.*	4,728
76	LVMH Moet Hennessy Louis Vuitton SA (France)	7,273
468	Marcus Corp.	5,859
567	McDonald’s Corp.	31,888
981	News Corp., Class A	10,516
167	Omnicom Group, Inc.	6,065
600	Panasonic Corp. (Japan)	9,637
287	Rent-A-Center, Inc.*	5,663
283	Sony Corp. (Japan)	7,673
1,259	Talbots (The), Inc.	7,504
400	Target Corp.	18,800
587	Time Warner, Inc.	16,383
800	Toyota Motor Corp. (Japan)	34,410
138	Tractor Supply Co.*	6,494
263	Tupperware Brands Corp.	9,728
335	Vivendi (France)	9,552
437	Volcom, Inc.*	6,192
19	Volkswagen AG (Germany)	3,682
868	Walt Disney (The) Co.	22,603
199	Warnaco Group (The), Inc.*	7,572

		425,995

	CONSUMER STAPLES—1.9%
186	Anheuser-Busch Inbev NV (Belgium)	8,038
661	B&G Foods, Inc. Class A	6,028
176	Boston Beer (The) Co., Inc., Class A*	6,996
466	British American Tobacco PLC (United Kingdom)	14,233
203	Campbell Soup Co.	6,366
170	Carrefour SA (France)	8,013
198	Casey’s General Stores, Inc.	5,495
1,037	Coca-Cola (The) Co.	50,574
722	CVS Caremark Corp.	27,089
630	Diageo PLC (United Kingdom)	9,795

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
200	Fresh Del Monte Produce, Inc. (Cayman Islands)*	$4,580
275	Imperial Tobacco Group PLC (United Kingdom)	7,754
678	Kraft Foods, Inc., Class A	19,221
108	Lancaster Colony Corp.	5,428
884	Nestle SA (Switzerland)	36,787
939	Philip Morris International, Inc.	42,922
864	Prestige Brands Holdings, Inc.*	6,402
1,285	Procter & Gamble (The) Co.	69,531
125	Reckitt Benckiser Group PLC (United Kingdom)	5,812
214	Ruddick Corp.	5,684
259	Safeway, Inc.	4,934
2,081	Tesco PLC (United Kingdom)	12,749
232	Tootsie Roll Industries, Inc.	5,487
412	Unilever NV (Netherlands)	11,526
329	Unilever PLC (United Kingdom)	9,008
1,819	Wal-Mart Stores, Inc.	92,534

		482,986

	ENERGY—2.4%
185	Arena Resources, Inc.*	5,657
791	ATP Oil & Gas Corp.*	8,820
935	BG Group PLC (United Kingdom)	15,498
204	Bill Barrett Corp.*	5,965
4,922	BP PLC (United Kingdom)	42,676
995	Chevron Corp.	69,590
760	ConocoPhillips	34,223
165	Dril-Quip, Inc.*	7,039
690	ENI S.p.A (Italy)	16,378
2,431	Exxon Mobil Corp.	168,103
641	General Maritime Corp. (Marshall Islands)	5,096
2,249	ION Geophysical Corp.*	5,735
519	Matrix Service Co.*	5,719
121	Murphy Oil Corp.	6,897
185	Nordic American Tanker Shipping Ltd. (Bermuda)	5,507
405	Occidental Petroleum Corp.	29,606
174	Peabody Energy Corp.	5,686
211	Repsol YPF SA (Spain)	5,238
993	Royal Dutch Shell PLC, Class A (United Kingdom)	27,691
766	Royal Dutch Shell PLC, Class B (United Kingdom)	20,899
605	Schlumberger Ltd. (Netherlands Antilles)	34,001
399	Southwestern Energy Co.*	14,707
408	StatoilHydro ASA (Norway)	8,909
584	Total SA (France)	33,498
148	Woodside Petroleum Ltd. (Australia)	6,114
132	World Fuel Services Corp.	5,932

		595,184

	FINANCIALS—3.9%
511	Aflac, Inc.	20,757
23	Alexander’s, Inc. REIT	6,516
122	Allianz SE (Germany)	14,115
233	American Campus Communities, Inc. REIT	6,060
640	Annaly Capital Management, Inc. REIT	11,098

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
308	Assicurazioni Generali S.p.A (Italy)	$7,677
477	Australia & New Zealand Banking Group Ltd. (Australia)	8,561
401	AXA (France)	9,138
822	Banco Bilbao Vizcaya Argentaria SA (Spain)	14,615
1,743	Banco Santander SA (Spain)	26,851
3,781	Bank of America Corp.	66,507
1,273	Bank of New York Mellon (The) Corp.	37,694
2,043	Barclays PLC (United Kingdom)	12,661
679	BB&T Corp.	18,971
214	BNP Paribas (France)	17,250
932	Boston Private Financial Holdings, Inc.	4,679
432	Capital One Financial Corp.	16,109
1,211	Charles Schwab (The) Corp.	21,871
333	Commonwealth Bank of Australia (Australia)	12,914
233	Credit Suisse Group (Switzerland)	11,894
142	Deutsche Bank AG (Germany)	9,649
528	Dime Community Bancshares, Inc.	5,914
378	Encore Capital Group, Inc.*	5,632
384	Equity One, Inc. REIT	6,048
291	FirstMerit Corp.	5,229
252	Franklin Resources, Inc.	23,519
118	GAMCO Investors, Inc., Class A	5,325
232	Goldman Sachs Group (The), Inc.	38,387
312	Highwoods Properties, Inc. REIT	9,163
4,538	HSBC Holdings PLC (United Kingdom)	49,709
2,254	Intesa Sanpaolo S.p.A (Italy)	9,777
216	IPC Holdings Ltd. (Bermuda)	7,003
1,763	JPMorgan Chase & Co.	76,619
192	Kansas City Life Insurance Co.	6,864
354	Knight Capital Group, Inc., Class A*	7,122
468	MarketAxess Holdings, Inc.*	5,190
970	MFA Financial, Inc. REIT	7,682
3,233	Mitsubishi UFJ Financial Group, Inc. (Japan)	20,702
337	Montpelier Re Holdings Ltd. (Bermuda)	5,422
253	Moody’s Corp.	6,892
664	Morgan Stanley	19,229
55	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	8,211
456	National Australia Bank Ltd. (Australia)	10,949
1,210	National Bank of Greece SA ADR (Greece)*	7,732
741	National Financial Partners Corp.	5,817
351	National Retail Properties, Inc. REIT	7,203
399	NewAlliance Bancshares, Inc.	4,692
787	Nordea Bank AB (Sweden)	8,257
241	Northern Trust Corp.	14,089
367	Omega Healthcare Investors, Inc. REIT	6,206
188	Platinum Underwriters Holdings Ltd. (Bermuda)	6,815
127	ProAssurance Corp.*	6,668
786	Progressive (The) Corp.	12,985
169	Prosperity Bancshares, Inc.	5,836
210	SCBT Financial Corp.	5,387
309	Simon Property Group, Inc. REIT	19,659
125	Societe Generale (France)	10,083
503	Standard Chartered PLC (United Kingdom)	11,444
104	Stifel Financial Corp.*	5,855
220	Sumitomo Mitsui Financial Group, Inc. (Japan)	9,510

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
872	UBS AG (Switzerland)*	$16,122
143	UMB Financial Corp.	5,724
3,754	UniCredito Italiano S.p.A (Italy)	13,616
257	Washington Real Estate Investment Trust REIT	6,929
2,169	Wells Fargo & Co.	59,691
109	Westamerica Bancorp.	5,606
658	Westpac Banking Corp. (Australia)	13,519
126	Westwood Holdings Group, Inc.	4,854
39	Zurich Financial Services AG (Switzerland)	8,587

		979,061

	HEALTH CARE—2.0%
786	Abbott Laboratories	35,550
227	AMERIGROUP Corp.*	5,369
345	AstraZeneca PLC (United Kingdom)	15,969
225	Bayer AG (Germany)	13,829
875	Boston Scientific Corp.*	10,281
742	Bruker Corp.*	7,531
200	Catalyst Health Solutions, Inc.*	5,712
163	Emergency Medical Services Corp., Class A*	7,392
930	eResearch Technology, Inc.*	5,850
154	Genzyme Corp.*	8,579
1,237	GlaxoSmithKline PLC (United Kingdom)	24,253
118	Haemonetics Corp.*	6,212
425	Isis Pharmaceuticals, Inc.*	6,860
1,270	Johnson & Johnson	76,758
172	Magellan Health Services, Inc.*	5,519
606	Novartis AG (Switzerland)	28,143
131	Novo Nordisk A/S, B Shares (Denmark)	7,994
177	NuVasive, Inc.*	7,092
243	Onyx Pharmaceuticals, Inc.*	7,793
184	Owens & Minor, Inc.	8,142
3,272	Pfizer, Inc.	54,641
249	Psychiatric Solutions, Inc.*	6,671
127	Quality Systems, Inc.	6,838
346	Regeneron Pharmaceuticals, Inc.*	7,865
181	Roche Holding AG (Switzerland)	28,824
280	Sanofi-Aventis SA (France)	19,014
690	SIGA Technologies, Inc.*	5,051
261	STERIS Corp.	7,574
266	Takeda Pharmaceutical Co. Ltd. (Japan)	10,753
254	Thoratec Corp.*	6,665
635	UnitedHealth Group, Inc.	17,780
649	Wyeth	31,055
150	Zimmer Holdings, Inc.*	7,103

		504,662

	INDUSTRIALS—2.0%
601	ABB Ltd. (Switzerland)	11,555
1,020	BAE Systems PLC (United Kingdom)	5,190
201	Baldor Electric Co.	5,642
356	Burlington Northern Santa Fe Corp.	29,555
184	C.H. Robinson Worldwide, Inc.	10,352

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
322	Caterpillar, Inc.	$14,590
207	CLARCOR, Inc.	6,636
209	CRA International, Inc.*	5,837
190	Curtiss-Wright Corp.	6,188
306	Dollar Thrifty Automotive Group*	6,071
287	EMCOR Group, Inc.*	6,650
379	Emerson Electric Co.	13,974
100	Fanuc Ltd. (Japan)	8,182
53	First Solar, Inc.*	6,444
208	General Dynamics Corp.	12,312
4,954	General Electric Co.	68,862
500	GrafTech International Ltd.*	7,115
165	Granite Construction, Inc.	5,297
786	Hawaiian Holdings, Inc.*	5,754
352	Heartland Express, Inc.	4,984
313	Heidrick & Struggles International, Inc.	6,579
1,061	JetBlue Airways Corp.*	6,164
328	Knight Transportation, Inc.	5,409
307	Koninklijke (Royal) Philips Electronics NV (Netherlands)	6,943
165	L.B. Foster Co., Class A*	4,920
191	Lockheed Martin Corp.	14,321
416	Mitsubishi Corp. (Japan)	8,453
600	Mitsui & Co. Ltd. (Japan)	7,839
215	PACCAR, Inc.	7,777
129	Regal-Beloit Corp.	5,864
215	Republic Services, Inc.	5,506
368	Rollins, Inc.	6,569
63	Schneider Electric SA (France)	5,813
5	Seaboard Corp.	5,520
238	Siemens AG (Germany)	20,646
234	Tetra Tech, Inc.*	6,912
503	Union Pacific Corp.	30,085
1,014	United Parcel Service, Inc., Class B	54,209
414	United Technologies Corp.	24,575
769	Vicor Corp.	5,652
119	Vinci SA (France)	6,391
256	Waste Management, Inc.	7,662
125	Watsco, Inc.	6,604
182	Watson Wyatt Worldwide, Inc., Class A	7,953

		509,556

	INFORMATION TECHNOLOGY—3.5%
1,742	3Com Corp.*	7,578
642	Accenture PLC, Class A (Ireland)	21,186
154	Anixter International, Inc.*	5,402
421	Apple, Inc.*	70,816
495	Arris Group, Inc.*	6,564
125	CACI International, Inc., Class A*	5,745
266	CANON, Inc. (Japan)	10,237
151	Cass Information Systems, Inc.	4,714
2,558	Cisco Systems, Inc.*	55,253
200	Concur Technologies, Inc.*	7,072
810	Corning, Inc.	12,215
735	Daktronics, Inc.	5,931

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
153	Digital River, Inc.*	$5,404
435	Electro Scientific Industries, Inc.*	5,342
997	EMC Corp.*	15,852
1,761	Entegris, Inc.*	7,044
698	Exar Corp.*	5,242
382	Gartner, Inc.*	6,364
147	Google, Inc., Class A*	67,865
1,127	Hewlett-Packard Co.	50,591
341	Informatica Corp.*	6,114
575	International Business Machines Corp.	67,879
576	IXYS Corp.	3,917
336	Jack Henry & Associates, Inc.	7,832
153	ManTech International Corp., Class A*	8,085
141	MasterCard, Inc., Class A	28,571
328	Microsemi Corp.*	4,628
4,046	Microsoft Corp.	99,735
731	ModusLink Global Solutions, Inc.*	5,249
726	MSC.Software Corp.*	5,503
27	Nintendo Co. Ltd. (Japan)	7,323
945	Nokia Oyj (Finland)	13,154
2,256	Oracle Corp.	49,339
594	Palm, Inc.*	7,918
491	Parametric Technology Corp.*	6,530
199	Paychex, Inc.	5,630
463	Perot Systems Corp., Class A*	7,709
321	Polycom, Inc.*	7,572
387	Quest Software, Inc.*	6,382
506	Rackspace Hosting, Inc.*	6,548
269	Riverbed Technology, Inc.*	5,186
252	SAP AG (Germany)	12,317
576	Skyworks Solutions, Inc.*	6,710
275	Solera Holdings, Inc.	7,244
262	Starent Networks Corp.*	5,303
732	Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	7,020
704	TIBCO Software, Inc.*	6,244
901	Visa, Inc., Class A	64,061
162	VistaPrint NV (Netherlands)*	6,713
752	Yahoo!, Inc.*	10,987

		863,820

	MATERIALS—0.8%
70	Air Liquide SA (France)	7,479
556	American Vanguard Corp.	4,871
347	Anglo American PLC (United Kingdom)	11,430
233	ArcelorMittal (Luxembourg)	8,349
238	BASF AG (Germany)	12,429
882	BHP Billiton Ltd. (Australia)	27,362
589	BHP Billiton PLC (United Kingdom)	15,627
586	Dow Chemical (The) Co.	12,476
470	E.I. du Pont de Nemours & Co.	15,007
270	Newmont Mining Corp.	10,851
167	Praxair, Inc.	12,796
348	Rio Tinto PLC (United Kingdom)	13,689
156	Rock-Tenn Co., Class A	8,001

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
212	Sensient Technologies Corp.	$5,527
100	Shin-Etsu Chemical Co. Ltd. (Japan)	5,929
157	Silgan Holdings, Inc.	7,633
29	Syngenta AG (Switzerland)	6,833
270	Westlake Chemical Corp.	6,491

		192,780

	TELECOMMUNICATION SERVICES—0.8%
2,899	AT&T, Inc.	75,520
751	Deutsche Telekom AG (Germany)	9,996
499	France Telecom SA (France)	12,703
450	Koninklijke (Royal) KPN NV (Netherlands)	6,916
4	NTT DoCoMo, Inc. (Japan)	6,179
1,001	Telefonica SA (Spain)	25,268
1,395	Verizon Communications, Inc.	43,301
13,502	Vodafone Group PLC (United Kingdom)	29,223

		209,106

	UTILITIES—0.8%
283	Consolidated Edison, Inc.	11,374
515	E.ON AG (Germany)	21,809
1,362	Enel S.p.A (Italy)	8,033
181	EQT Corp.	7,180
687	Exelon Corp.	34,364
410	FPL Group, Inc.	23,034
309	GDF Suez (France)	13,032
1,024	Iberdrola SA (Spain)	9,493
154	New Jersey Resources Corp.	5,660
185	Nicor, Inc.	6,701
295	Piedmont Natural Gas Co., Inc.	7,086
124	RWE AG (Germany)	11,495
763	Southern Co.	23,806
300	Tokyo Electric Power (The) Co., Inc. (Japan)	7,842
202	WGL Holdings, Inc.	6,666

		197,575

	Total Common Stocks
	(Cost $4,958,118)	4,960,725

	RIGHTS—0.0% (a)
	FINANCIALS—0.0% (a)
445	Fortis Rights, expiring 12/31/14 (Belgium)*
	(Cost $0)	0

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS—9.8%
	CONSUMER DISCRETIONARY—0.3%
$18,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$20,818
41,000	Home Depot (The), Inc.
	5.40%, 3/01/16	42,474

		63,292

	CONSUMER STAPLES—0.5%
29,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	31,129
24,000	Kroger (The) Co.
	5.50%, 2/01/13	25,633
49,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	52,379

		109,141

	ENERGY—0.7%
34,000	Apache Corp.
	5.25%, 4/15/13	36,390
44,000	Hess Corp.
	6.65%, 8/15/11	47,275
34,000	Kinder Morgan Energy Partners LP
	6.75%, 3/15/11	35,944
49,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	52,392

		172,001

	FINANCIALS—6.8%
39,000	American Express Co.
	4.875%, 7/15/13	39,557
79,000	Bank of America Corp.
	4.875%, 1/15/13	79,886
49,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	53,311
49,000	Boston Properties LP
	6.25%, 1/15/13	50,421
41,000	Capital One Financial Corp.
	6.15%, 9/01/16	37,745
99,000	Citigroup, Inc.
	6.00%, 2/21/12	101,975
239,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	259,005
	General Electric Capital Corp., Series A MTN
24,000	7.375%, 1/19/10	24,579
24,000	5.875%, 2/15/12	25,535
49,000	Genworth Financial, Inc.
	5.75%, 6/15/14	38,334

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$99,000	Goldman Sachs Group, LP
	5.00%, 10/01/14	$103,242
129,000	HSBC Finance Corp.
	6.375%, 11/27/12	138,644
129,000	International Lease Finance Corp. Series Q MTN
	5.75%, 6/15/11	115,141
74,000	John Deere Capital Corp.
	7.00%, 3/15/12	82,584
	JPMorgan Chase & Co.
24,000	5.75%, 1/02/13	25,630
70,000	5.875%, 6/13/16	73,387
24,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	24,703
41,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	40,829
41,000	MetLife, Inc.
	5.00%, 6/15/15	42,624
108,000	Morgan Stanley
	5.30%, 3/01/13	112,915
29,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	31,977
12,000	Prudential Financial, Inc.
	5.10%, 9/20/14	11,949
50,000	US Bank Series
	4.95%, 10/30/14	53,263
74,000	Wachovia Corp.
	5.25%, 8/01/14	75,435
64,000	Wells Fargo & Co.
	4.875%, 1/12/11	66,422

		1,709,093

	HEALTH CARE—0.1%
29,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	29,589

	INFORMATION TECHNOLOGY—0.6%
119,000	International Business Machines Corp.
	4.25%, 9/15/09	119,157
29,000	Oracle Corp.
	5.25%, 1/15/16	31,241

		150,398

	TELECOMMUNICATION SERVICES—0.2%
24,000	Embarq Corp.
	7.082%, 6/01/16	25,658
24,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	26,046

		51,704

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES—0.6%
$33,000	Constellation Energy Group
	4.55%, 6/15/15	$31,360
41,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	43,190
24,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	25,124
54,000	Progress Energy, Inc.
	7.10%, 3/01/11	57,453

		157,127

	Total Corporate Bonds
	(Amortized Cost $2,359,314)	2,442,345

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—69.2%
	FEDERAL HOME LOAN MORTGAGE CORP.—3.0%
400,000	3.25%, 2/25/11	413,951
40,000	4.875%, 11/18/11	43,136
275,000	4.50%, 1/15/13	297,724

		754,811

	UNITED STATES TREASURY BONDS/NOTES—66.2%
2,900,000	4.00%, 9/30/09	2,909,517
200	4.625%, 11/15/09	202
1,050,000	3.50%, 12/15/09	1,060,254
1,452,400	3.50%, 2/15/10	1,474,073
300	4.75%, 2/15/10	306
100	6.50%, 2/15/10	103
590,000	2.00%, 2/28/10	595,232
1,361,400	4.50%, 5/15/10	1,401,552
1,866,400	3.875%, 7/15/10	1,923,340
1,290,000	5.00%, 2/15/11	1,371,634
1,079,800	4.875%, 4/30/11	1,152,856
750,000	4.875%, 5/31/11	802,706
2,050,000	5.125%, 6/30/11	2,208,555
125,000	4.625%, 8/31/11	134,024
240,000	1.375%, 5/15/12	240,169
200,000	3.375%, 7/31/13	211,203
976,600	4.75%, 5/15/14	1,085,476

		16,571,202

	Total United States Government & Agencies Obligations
	(Amortized Cost $17,147,581)	17,326,013

SCHEDULE OF INVESTMENTS (CONTINUED)
TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
August 31, 2009 (Unaudited)

Principal Amount		Value
	SOVERIGN BONDS—0.2%
$44,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11
	(Amortized Cost $45,666)	$47,104

	Total Investments—99.0%
	(Amortized Cost $24,510,679) (b)	$24,776,187
	Cash Equivalents—0.1% (c)	21,045
	Other assets in excess of liabilities—0.9%	222,687

	Net Assets—100.0%	$25,019,919

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Less than 0.1%
(b)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2009, net unrealized appreciation was $265,508 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $501,068 and aggregate gross unrealized depreciation of $235,560.

(c) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.26% at August 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments:

Investments	Level 1	Level 2	Level 3

Common Stocks	$4,960,725	$-	$-
Corporate Bonds	-	2,442,345	-
United States Government & Agencies Obligations	-	17,326,013	-
Sovereign Bonds	-	47,104	-
Money Market Fund	-	21,045	-

Total Investments	$4,960,725	$19,836,507	$-

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
COUNTRY BREAKDOWN AS OF AUGUST 31, 2009 (Unaudited)

	Value	% of Net Assets
United States	$23,041,411	92.1%
United Kingdom	355,311	1.4
Supranational	259,006	1.1
Japan	171,501	0.7
France	159,240	0.7
Switzerland	148,745	0.6
Germany	148,042	0.6
Italy	102,585	0.4
Spain	81,466	0.3
Australia	79,420	0.3
Netherlands	63,228	0.3
Netherlands Antilles	34,001	0.1
Bermuda	24,748	0.1
Sweden	22,445	0.1
Ireland	21,186	0.1
Finland	13,154	0.1
Norway	8,909	0.0
Luxembourg	8,349	0.0
Belgium	8,038	0.0
Denmark	7,994	0.0
Greece	7,732	0.0
Marshall Islands	5,096	0.0
Cayman Islands	4,580	0.0

Total Investments	24,776,187	99.0
Cash Equivalents	21,045	0.1
Other assets less liabilities	222,687	0.9

Net Assets	$25,019,919	100.0%

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ David M. Kelley
David M. Kelley
President and Chief Executive Officer

Date:	October 21, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley
David M. Kelley
President and Chief Executive Officer

Date:	October 21, 2009

By:	/s/ James J. McCluskey
James J. McCluskey
Chief Financial Officer, Secretary, Treasurer and Controller

Date:	October 21, 2009